Table of Contents
      USAA Family of Funds                                              1
      Message from the President                                        2
      Investment Review:
         USAA Long-Term Fund                                            4
         USAA Intermediate-Term Fund                                    9
         USAA Short-Term Fund                                          13
         USAA Tax Exempt Money Market Fund                             19
      Financial Information:
         Independent Auditors' Report                                  22
         Statements of Assets and Liabilities                          23
         Portfolios of Investments in Securities:
            USAA Long-Term Fund                                        27
            USAA Intermediate-Term Fund                                35
            USAA Short-Term Fund                                       53
            USAA Tax Exempt Money Market Fund                          66
         Notes to Portfolios of Investments in Securities              79
         Statements of Operations                                      80
         Statements of Changes in Net Assets                           82
         Notes to Financial Statements                                 86




Important Information

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Funds.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

                  USAA Investment Management Company
                  Attn: Report Mail
                  9800 Fredericksburg Road
                  San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Tax Exempt Fund, Inc., managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Funds.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright)1998, USAA. All rights reserved.



                     USAA Family of Funds Summary

        Fund                                              Minimum
      Type/Name                   Volatility            Investment*
-------------------------------------------------------------------
CAPITAL APPRECIATION
===================================================================
 Aggressive Growth                Very high                $3,000
 Emerging Markets(1)              Very high                $3,000
 USAA First Start Growth          Moderate to high         $3,000
 Gold(1)                          Very high                $3,000
 Growth                           Moderate to high         $3,000
 Growth & Income                  Moderate                 $3,000
 International(1)                 Moderate to high         $3,000
 S&P 500 Index(2)                 Moderate                 $3,000
 Science & Technology(5)          Very high                $3,000
 World Growth(1)                  Moderate to high         $3,000

ASSET ALLOCATION
====================================================================
 Balanced Strategy(1)             Moderate                 $3,000
 Cornerstone Strategy(1)          Moderate                 $3,000
 Growth and Tax
  Strategy(3)                     Moderate                 $3,000
 Growth Strategy(1)               Moderate to high         $3,000
 Income Strategy                  Low to moderate          $3,000

INCOME -TAXABLE
====================================================================
 GNMA                             Low to moderate          $3,000
 Income                           Moderate                 $3,000
 Income Stock                     Moderate                 $3,000
 Short-Term Bond                  Low                      $3,000

INCOME - TAX EXEMPT
====================================================================
 Long-Term(3)                     Moderate                 $3,000
 Intermediate-Term(3)             Low to moderate          $3,000
 Short-Term(3)                    Low                      $3,000
 State Bond Income(3)**           Moderate                 $3,000

MONEY MARKET
====================================================================
 Money Market(4)                  Very low                 $3,000
 Tax Exempt
  Money Market(3),(4)             Very low                 $3,000
 Treasury Money
  Market Trust(4)                 Very low                 $3,000
 State Money Market(3),(4)**      Very low                 $3,000




(1) Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.
(2) S&P 500(Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.
(3) Some income may be subject to state or local taxes or the federal alternative minimum tax.
(4) An investment in a money market fund is neither insured nor guaranteed by the U.S. Government, and there is no assurance that any of the funds will be able to maintain a stable net asset value of $1 per share.
(5) This Fund may be more volatile than a fund that diversifies across many industries.
* The InveStart(Registered Trademark) program is available for investors without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account. InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.
** California, Florida, New York, Texas, and Virginia funds available to residents only.

Non-deposit investment products are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, and are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.




Message from the President

   In the last few years I have  turned my  attention more and more to the
   subject  of  tax-efficient  investing.   Though a  few fund  companies
   are beginning to write about this subject, it remains off the beaten track of mutual fund investing. But I believe it is of great importance.


[PHOTOGRAPH OF PRESIDENT: MICHAEL J.C. ROTH, CFA APPEARS HERE]


Just recently a close friend whom I have advised for years asked me, "Will my tax bracket be lower when I retire?" I told him, "No. I will not permit that." I believe that much financial planning makes an invalid assumption that a retiree's tax bracket will fall substantially when retirement comes. But it is quite possible for a person whose income is in a high tax bracket to build an estate that will sustain that bracket upon retirement. If that occurs, tax-efficient investing can be very important.

For a mutual fund investor that means maximizing potential tax-exempt income and long-term capital gains. Unfortunately all of the distributions from IRAs, 401(k)s, and variable annuities will be taxed as ordinary income. But a non-sheltered portfolio of index funds or efficiently run equity portfolios can be harvested principally as long-term capital gains at a 20% tax rate. And an accompanying investment in tax-exempt funds may provide the fixed-income buffer to stock market risk along with the potential for significant tax-exempt returns. Such a non-sheltered portfolio may be a valuable addition to an individual's investment plan and may provide valuable assistance while you live through your retirement.

Much of the attention of financial planners is concentrated on preparing for retirement. You must not overlook the fact that you have a good possibility of enjoying decades of reward for your good planning after you retire.

Sincerely,


Michael J.C. Roth, CFA
President and
Vice Chairman of the Board


For more information about mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call for a prospectus. Read it carefully before investing.






                            Investment Review

USAA LONG-TERM FUND


OBJECTIVE: Provide investors with interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS:  Invests  primarily  in   investment   grade    tax-exempt
securities of varying maturities. The average weighted portfolio maturity is 10 years or more.

================================================================================
                                                3/31/97               3/31/98
  Net Assets                               $1,822.4 Million     $2,042.5 Million
  Net Asset Value Per Share                     $13.22                $14.00
================================================================================
AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD* AS OF 3/31/98

       1 Year          5 Years         10 Years         30-day SEC Yield
       12.04%           6.72%            8.49%                 4.73%
================================================================================

* Calculated as prescribed by the Securities and Exchange Commission.


Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.



---------------------------------
CUMULATIVE PERFORMANCE COMPARISON
---------------------------------

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 Investment for the USAA Long-Term Fund, Lehman Brothers Municipal Bond Index and the Lipper General Municipal Debt Funds Average. The data points from the graph are as follows:

USAA  Long-Term Fund
Year                  Amount
--------              ------
03/31/88              $10,000
09/30/88              $10,596
03/31/89              $10,972
09/30/89              $11,694
03/31/90              $12,118
09/30/90              $12,359
03/31/91              $13,142
09/30/91              $13,967
03/31/92              $14,507
09/30/92              $15,502
03/31/93              $16,314
09/30/93              $17,482
03/31/94              $16,700
09/30/94              $16,725
03/31/95              $17,546
09/30/95              $18,370
03/31/96              $18,928
09/30/96              $19,640
03/31/97              $20,160
09/30/97              $21,609
03/31/98              $22,586

Lehman Brothers Municipal Bond Index
Year                  Amount
----                  ------
03/31/88              $10,000
09/30/88              $10,455
03/31/89              $10,721
09/30/89              $11,363
03/31/90              $11,852
09/30/90              $12,135
03/31/91              $12,945
09/30/91              $13,736
03/31/92              $14,239
09/30/92              $15,171
03/31/93              $16,021
09/30/93              $17,105
03/31/94              $16,393
09/30/94              $16,687
03/31/95              $17,611
09/30/95              $18,553
03/31/96              $19,087
09/30/96              $19,674
03/31/97              $20,127
09/30/97              $21,448
03/31/98              $22,283

Lipper General Municipal Debt Funds Average
Year                  Amount
----                  ------
03/31/88              $10,000
09/30/88              $10,545
03/31/89              $10,902
09/30/89              $11,489
03/31/90              $11,874
09/30/90              $12,095
03/31/91              $12,882
09/30/91              $13,687
03/31/92              $14,175
09/30/92              $15,115
03/31/93              $16,019
09/30/93              $17,130
03/31/94              $16,334
09/30/94              $16,495
03/31/95              $17,374
09/30/95              $18,144
03/31/96              $18,653
09/30/96              $19,199
03/31/97              $19,591
09/30/97              $20,910
03/31/98              $21,722

Data from 3/31/88 through 3/31/98


The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment grade tax-exempt bond market. The Lipper General Municipal Debt Funds Average is the average performance level of all general municipal debt funds, as computed by Lipper Analytical Services, an independent organization that monitors the performance of mutual funds. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, since funds have expenses.





                             Message from the Manager

[PHOTOGRAPH OF THE PORTFOLIO MANAGER, KENNETH E. WILLMANN, CFA APPEARS HERE.]

THE "PEACE DIVIDEND"?

With the fall of Communism and the end of the Cold War in the late 1980s, it was widely expected that the Free World would enjoy a "peace dividend." This was to be a period of general prosperity and economic well-being resulting from turning our attention from negative to positive pursuits. It didn't materialize within six months of the destruction of the Berlin Wall, so the media and markets seem to have forgotten it. At any rate, I haven't heard much about it in the last few years.

We are now in an unprecedented seventh year of economic expansion in the U.S. Each year the stock market has been making new highs. Interest rates have fallen to levels not seen since the 1970s. Inflation is lower than it's been in well over ten years.

Explanations for this prosperity include increased productivity related to technological innovation, excellent monetary policy as practiced by the Federal Reserve Board in this country, and rapid internationalization of the business world. All of these undoubtedly figure in the picture. But doesn't the current economic environment sound like the "peace dividend" expected ten years ago? Maybe all these sweeping political, economic, and social changes take time to work through the fabric of society.

INTEREST RATE MARKETS

As I have said several times in previous Annual and Semiannual Reports, a primary (and probably the most important) determinant of the general level of interest rates is inflation. The current inflation rate largely determines short-term interest rates, but long-term rates are mostly dependent on the outlook for future inflation. The general level of interest rates peaked in 1980, and so did inflation as measured by the Consumer Price Index (CPI). Inflation has generally declined ever since, and so have interest rates. Neither the decline in inflation nor interest rates has been in a straight line, but the long-term trend in both has been down.

This pattern continued in the twelve months ended March 31, 1997. Interest rates declined sharply until mid January 1998, then stabilized through March 1998. This pattern is quite apparent in the graph below.



MUNI & U.S. TREASURY BOND YIELDS

A chart in the form of a line graph appears here illustrating the yields of the 30-year U.S. Treasury Bond and the Bond Buyer 40-Bond Index (BBI40) from 3/31/97 to 3/31/98.

               30-year U.S. Treasury       Bond Buyer 40-Bond Index (BBI40)
               ---------------------       --------------------------------
03/31                 7.10%                           5.95%
04/14                 7.17%                           6.01%
04/30                 6.96%                           5.89%
05/15                 6.87%                           5.78%
05/30                 6.91%                           5.74%
06/13                 6.72%                           5.60%
06/30                 6.78%                           5.69%
07/15                 6.54%                           5.54%
07/31                 6.30%                           5.40%
08/15                 6.55%                           5.56%
08/29                 6.61%                           5.55%
09/15                 6.57%                           5.48%
09/30                 6.40%                           5.47%
10/15                 6.40%                           5.50%
10/31                 6.15%                           5.40%
11/17                 6.07%                           5.41%
11/28                 6.05%                           5.36%
12/15                 5.97%                           5.27%
12/31                 5.92%                           5.26%
01/15                 5.74%                           5.10%
01/30                 5.80%                           5.19%
02/17                 5.80%                           5.15%
02/27                 5.92%                           5.24%
03/16                 5.86%                           5.24%
03/31                 5.93%                           5.27%


Note: Past perfomance is no guarantee of future results. The results of the comparison reflect current conditions as regards to tax laws, inflationary trends, and general corporate policies and practices. Investors are encouraged to closely monitor changes in any factor which may affect their investments.


Please note that the top line is the yield of the active 30-year U.S. Treasury Bond, or the "Long Bond", as it is known. This is generally considered the benchmark for long-term interest rates in the U.S. The bottom line in the graph represents the yield of the Bond Buyer 40-Bond Index (BBI40), which is the industry standard for the yield of long-term, investment-grade municipal bonds.

The yield on the Long Bond began the period at 7.10%, fell sharply to 5.69% on January 12, 1998, and settled at 5.93% on March 31, 1998. The BBI40 showed a similar pattern. It began the period at 5.95%, fell to 5.10% on January 13, 1998, and ended the period at 5.27%.


LONG-TERM FUND PERFORMANCE

While past performance is no guarantee of future results, from April 1, 1997, to March 31, 1998, your Fund paid a dividend distribution yield(1) of 5.55% versus an average dividend distribution yield of 4.64% for the Lipper General Municipal Debt Funds Average.(2) During the Fund's fiscal year, the share price rose $.78 to $14.00. Over this period, the Fund provided a total return(3) of 12.04%, well above the Lipper average total return of 10.61%.


(1) 12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gains distributions.
(2) Refer to page 4 for the  Lipper Average definition.
(3) Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions.


Your Fund's performance earned 5-star ratings from Morningstar for the overall,
3-, and 5-year  periods  ended  March 31,  1998,  overall and among  1,525   and
782 funds, respectively, in the municipal bond fund category.(4)





------------------------------------
COMPARISON - 12 MONTH DIVIDEND YIELD
------------------------------------

A chart in the form of a bar graph appears here illustrating the comparison of the 12 Month Dividend Yield of the USAA Long-Term Fund and the Lipper General Municipal Debt Funds Average from 3/31/89 to 3/31/98.

                 USAA Long-Term                       Lipper General Municipal
                      Fund                               Debt Funds Average*
                 --------------                       ------------------------
03/31/89              7.57%                                     7.1%
03/31/90              7.29%                                     6.93%
03/31/91              7.15%                                     6.73%
03/31/92              6.78%                                     6.39%
03/31/93              6.21%                                     5.73%
03/31/94              6.1%                                      5.57%
03/31/95              6.01%                                     5.35%
03/31/96              6.03%                                     5.11%
03/31/97              5.95%                                     5.04%
03/31/98              5.55%                                     4.64%


The graph represents data from 3/31/89 to 3/31/98.



SEARCH FOR VALUE

When I am asked to describe the strategy I employ when managing the Fund, my response is that I try to buy value. I simply don't make bets on the direction of interest rates. Rather, I search for securities that represent value at the time given current market conditions. The other side of that search is selling securities from the portfolio that no longer represent value.

When I am further asked to explain what value is, or how it is determined, I must respond that there are no hard rules. Value is a combination of yield, credit quality, structure (maturity, coupon, redemption features, etc.), and liquidity. The ability to recognize value is the ability to simultaneously analyze the interaction of these four factors. It comes mostly from lots of experience and market awareness. It is more art than science. Determining value in the tax-exempt bond market is a full-time job and is almost impossible to do single-handed. We have an excellent team of portfolio managers, analysts, and traders who give input from slightly different perspectives.


* Refer to page 4 for the Lipper Average  definition.

Past performance is no guarantee of future results.

(4) The Fund was also awarded a 4-star rating for the 10-year period ended March 31, 1998, among 345 funds in the municipal bond fund category. Morningstar proprietary ratings reflect historical risk-adjusted performance through March 31, 1998. The ratings are subject to change monthly. Morningstar ratings are calculated from the Fund's 3-, 5-, and 10-year average annual total returns, as applicable, in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day Treasury bill returns. There is a 3-year minimum performance requirement before a fund is rated. Overall rating is a weighted average of a fund's 3-, 5-, and 10-year ratings, as applicable. The top ten percent of the funds in a rating category receive five stars and the next 22.5% receive four stars.


TAX THOUGHTS

An interesting thing falls out of this value discipline. If you only purchase securities when they represent value, and only sell them when they don't represent value, you don't do many transactions. Real value is not constantly available and neither is real overvaluation. In short, we only trade when a compelling reason exists.

This fits right into my philosophy - as much as possible of the return from this Fund should be free of taxation. When there is relatively low trading in a fund, there tends to be low taxable capital gains distributions. I prefer to keep capital gains in the Fund and let you decide when to realize them.

I further believe that tax-exempt income is now and always will be the biggest part of any potential returns from a municipal bond fund. My aim is to pursue a high level of income. I also believe that income should be tax-exempt to everyone. Consequently, since its inception, neither this Fund nor any other USAA tax-exempt fund has ever distributed income that was subject to the Alternative Minimum Tax (AMT) for individuals. I have no intention of changing that in the future. Of course, I would certainly advise our shareholders if there is a change in the Federal Tax Code which compels us to reconsider our position.



                      PORTFOLIO RATINGS/MIX

A pie chart is shown here depicting the Portfolio Mix as of March 31, 1998 of the USAA Long-Term Fund to be:
AA - 25%, A - 18%, BBB - 30%, AAA - 27%

This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Group, or Fitch Investors Service. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to category AAA account for 2.8% of the Fund's investments.


Note: Income may be subject to federal, state or local taxes, or the alternative minimum tax.

See page 27 for a complete listing of the Portfolio of Investments in Securities.



                             Investment Review

USAA INTERMEDIATE-TERM FUND

OBJECTIVE: Provide investors with interest income that is exempt from federal income tax.

TYPES OF INVESTMENTS:    Invests primarily  in   investment  grade  tax-exempt
securities of varying maturities. The average weighted portfolio maturity is between 3 and 10 years.

================================================================================
                                            3/31/97                  3/31/98
  Net Assets                           $1,725.7 Million         $2,039.5 Million
  Net Asset Value Per Share                 $12.77                   $13.38
================================================================================
AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD* AS OF 3/31/98

       1 Year          5 Years         10 Years          30-day SEC Yield
       10.59%           6.69%            7.75%                 4.52%
================================================================================

* Calculated as prescribed by the Securities and Exchange Commission.

Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.



---------------------------------
CUMULATIVE PERFORMANCE COMPARISON
---------------------------------

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 Investment for the USAA Intermediate-Term Fund, Lehman Brothers Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Average. The data points from the graph are as follows:

USAA  Intermediate-Term Fund
Year                  Amount
----                  ------
03/31/88              $10,000
09/30/88              $10,350
03/31/89              $10,604
09/30/89              $11,166
03/31/90              $11,589
09/30/90              $11,914
03/31/91              $12,552
09/30/91              $13,234
03/31/92              $13,711
09/30/92              $14,521
03/31/93              $15,259
09/30/93              $16,244
03/31/94              $15,726
09/30/94              $16,055
03/31/95              $16,696
09/30/95              $17,621
03/31/96              $18,027
09/30/96              $18,578
03/31/97              $19,072
09/30/97              $20,262
03/31/98              $21,092

Lehman Brothers Municipal Bond Index
Year                  Amount
----                  ------
03/31/88              $10,000
09/30/88              $10,455
03/31/89              $10,721
09/30/89              $11,363
03/31/90              $11,852
09/30/90              $12,135
03/31/91              $12,945
09/30/91              $13,736
03/31/92              $14,239
09/30/92              $15,171
03/31/93              $16,021
09/30/93              $17,105
03/31/94              $16,393
09/30/94              $16,687
03/31/95              $17,611
09/30/95              $18,553
03/31/96              $19,087
09/30/96              $19,674
03/31/97              $20,127
09/30/97              $21,448
03/31/98              $22,283

Lipper Intermediate Municipal Debt Funds Average
Year                  Amount
----                  ------
03/31/88              $10,000
09/30/88              $10,344
03/31/89              $10,552
09/30/89              $11,057
03/31/90              $11,443
09/30/90              $11,735
03/31/91              $12,408
09/30/91              $13,042
03/31/92              $13,467
09/30/92              $14,258
03/31/93              $14,940
09/30/93              $15,798
03/31/94              $15,354
09/30/94              $15,596
03/31/95              $16,205
09/30/95              $16,971
03/31/96              $17,338
09/30/96              $17,711
03/31/97              $18,086
09/30/97              $19,037
03/31/98              $19,615

Data from 3/31/88 through 3/31/98

The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment grade tax-exempt bond market. The Lipper Intermediate Municipal Debt Funds Average is the average performance level of all intermediate municipal debt funds, as computed by Lipper Analytical Services, an independent organization that monitors the performance of mutual funds. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, since funds have expenses.





Message from the Manager

[PHOTOGRAPH OF THE PORTFOLIO MANAGER, CLIFFORD A. GLADSON, CFA, APPEARS HERE.]


CREDIT  MARKET  REVIEW

During the Fund's fiscal year, April 1, 1997, to March 31, 1998, the yield on 10-year "AA" rated municipal bonds fell .62%. The credit market discounted the hearty domestic economy and concentrated on long-term factors that appear to be holding inflation under 2%.


FUND PERFORMANCE

While past performance is no guarantee of future results, from April 1, 1997, to March 31, 1998, your Fund paid a dividend distribution yield(1) of 5.33% versus an average dividend distribution yield of 4.26% for the Lipper Intermediate Municipal Debt Funds Average.(2) Also during the fiscal year, the Fund's share price rose $.61 to $13.38. Over this period, the Fund provided a total return(3) of 10.59%, well above the Lipper average total return of 8.22%.

Your Fund's performance continues to earn 5-star ratings from Morningstar for the overall, 3-, 5-, and 10-year periods ended March 31, 1998, overall and among 1,525, 782, and 345 funds, respectively, in the municipal bond fund category.(4)


(1) 12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gains distributions.
(2) Refer to page 9 for the Lipper Average definition.
(3) Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions.

Past performance is no guarantee of future  results.

(4) Morningstar proprietary ratings reflect historical risk-adjusted performance through March 31, 1998. The ratings are subject to change monthly. Morningstar ratings are calculated from the Fund's 3-, 5-, and 10-year average annual total returns, as applicable, in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day Treasury bill returns. There is a 3-year minimum performance requirement before a fund is rated. Overall rating is a weighted average of a fund's 3-, 5-, and 10-year ratings, as applicable. The top ten percent of the funds in a rating category receive five stars and the next 22.5% receive four stars.


------------------------------------
COMPARISON - 12 MONTH DIVIDEND YIELD
------------------------------------

A chart in the form of a bar graph appears here illustrating the comparison of the 12 Month Dividend Yield of the USAA Intermediate-Term Fund and the Lipper Intermediate Municipal Debt Funds Average from 3/31/89 to 3/31/98.

             USAA Intermediate-Term                Lipper Intermediate Municipal
                      Fund                               Debt Funds Average*
              ---------------------                -----------------------------
03/31/89              7.17%                                     6.57%
03/31/90              6.98%                                     6.42%
03/31/91              6.84%                                     6.22%
03/31/92              6.43%                                     5.84%
03/31/93              5.75%                                     5.17%
03/31/94              5.53%                                     4.8%
03/31/95              5.55%                                     4.68%
03/31/96              5.57%                                     4.54%
03/31/97              5.67%                                     4.48%
03/31/98              5.34%                                     4.26%

The graph  represents  data from  3/31/89 to 3/31/98.



TAXIDERMY

In February, we received a phone call from a shareholder of a competitor's tax-exempt fund. She was disturbed that she received tax-exempt income subject to the Federal Alternative Minimum Tax (AMT) plus a taxable capital gain distribution. The manager told her to expect similar distributions in the future. She asked how USAA tax-exempt funds addressed these issues.

While gross total return may gain media notoriety and attract assets, USAA tax-exempt funds focus on the net income to the shareholder. We are dedicated to shielding our shareholders both from any unexpected exposure to Federal income tax and from the AMT. The narrative for the USAA Tax Exempt Short-Term Fund on page 14 explains why we believe that an income orientation benefits the tax-exempt shareholder. However, in this narrative I wish to share our response to this specific investor's inquiry.

               Our Position on the Federal Alternative Minimum Tax

Our shareholders have made it very clear that they do not want the income from their USAA tax-exempt funds to be subject to the AMT. Consequently, since their inception, no USAA tax-exempt fund has ever distributed income that was subject to the AMT for individuals.

Looking ahead, we have no intention to purchase municipal bonds that are subject to the AMT for individuals in any of the USAA tax-exempt funds. Of course, we would certainly advise our shareholders if a change occurs in the Federal Tax Code that would compel us to reconsider our position.

 * Refer to page 9 for the Lipper Average definition.



        USAA Tax-Exempt Funds' Philosophy for Capital Gains Distributions

Capital gains represent successful investment decisions. However, there are two facets to capital gains. There are taxable capital gain distributions that are periodically paid out to shareholders and there are unrealized capital gains that are reflected in the share price.

USAA tax exempt-funds strive to minimize taxable capital gain distributions and let the shareholders decide when it is in their best interest to realize a taxable gain. The narrative for the USAA Tax Exempt Long-Term Fund on page 5 provides a description of value investing and explains how, when combined with our income orientation, this helps to reduce the USAA tax-exempt fund shareholders' exposure to taxable capital gain distributions.

We can't guarantee that a USAA tax-exempt fund will never be compelled to make a taxable capital gains distribution, but we are committed to making these events the exception rather than the rule.

In short, the above average performance of USAA tax-exempt funds has not been achieved at the expense of the shareholder.


CURRENT MARKET CONDITIONS

It is difficult to put my finger on why inflation remains so tame. I feel it is a combination of tight monetary policy, foreign competition, rising productivity, and stable commodity prices. Even if the troubles in Asia fail to moderate the growth in the domestic economy, the Chairman of the Federal Reserve has made it clear that he thinks only minor revisions to monetary policy should be necessary if there is an acceleration of the rate of inflation.



                           PORTFOLIO RATINGS/MIX

A pie chart is shown here depicting the Portfolio Mix as of March 31, 1998 of the USAA Intermediate-Term Fund to be:
AA - 15%, A - 33%, BBB - 25%, AAA - 23%, BB - 3%, Cash Equivalents - 1%

This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Group, or Fitch Investors Service. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to categories AAA, A, and BBB account for .6%, .1%, and 1.0%, respectively, of the Fund's investments.

Note: Income may be subject to federal, state or local taxes, or the alternative minimum tax.

See page 35 for a complete listing of the Portfolio of Investments in Securities.



                                Investment Review


USAA SHORT-TERM FUND

OBJECTIVE: Provide investors with interest income that is exempt from federal income tax.

TYPES  OF  INVESTMENTS:  Invests   primarily   in  investment  grade  tax-exempt
securities of varying maturities. The average weighted portfolio maturity is 3 years or less.

================================================================================
                                            3/31/97                  3/31/98
  Net Assets                            $804.9 Million           $970.8 Million
  Net Asset Value Per Share                 $10.57                   $10.74
================================================================================
AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD* AS OF 3/31/98

       1 Year          5 Years         10 Years          30-day SEC Yield
        6.35%           4.84%            5.66%                 3.85%
================================================================================

* Calculated as prescribed by the Securities and Exchange Commission.


Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.





---------------------------------
CUMULATIVE PERFORMANCE COMPARISON
---------------------------------

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 Investment for the USAA Short-Term Fund, Lehman Brothers Municipal Bond Index and the Lipper Short-Term Municipal Debt Funds Average. The data points from the graph are as follows:

USAA  Short-Term Fund
Year                  Amount
----                  ------
03/31/88              $10,000
09/30/88              $10,252
03/31/89              $10,478
09/30/89              $10,957
03/31/90              $11,306
09/30/90              $11,586
03/31/91              $12,015
09/30/91              $12,466
03/31/92              $12,867
09/30/92              $13,303
03/31/93              $13,687
09/30/93              $14,094
03/31/94              $14,079
09/30/94              $14,335
03/31/95              $14,715
09/30/95              $15,254
03/31/96              $15,573
09/30/96              $15,941
03/31/97              $16,305
09/30/97              $16,890
03/31/98              $17,340

Lehman Brothers Municipal Bond Index
Year                  Amount
----                  ------
03/31/88              $10,000
09/30/88              $10,455
03/31/89              $10,721
09/30/89              $11,363
03/31/90              $11,852
09/30/90              $12,135
03/31/91              $12,945
09/30/91              $13,736
03/31/92              $14,239
09/30/92              $15,171
03/31/93              $16,021
09/30/93              $17,105
03/31/94              $16,393
09/30/94              $16,687
03/31/95              $17,611
09/30/95              $18,553
03/31/96              $19,087
09/30/96              $19,674
03/31/97              $20,127
09/30/97              $21,448
03/31/98              $22,283

Lipper Short-Term Municipal Debt Funds Average
Year                  Amount
----                  ------
03/31/88              $10,000
09/30/88              $10,242
03/31/89              $10,456
09/30/89              $10,877
03/31/90              $11,228
09/30/90              $11,557
03/31/91              $11,990
09/30/91              $12,397
03/31/92              $12,766
09/30/92              $13,200
03/31/93              $13,543
09/30/93              $13,851
03/31/94              $13,928
09/30/94              $14,131
03/31/95              $14,435
09/30/95              $14,871
03/31/96              $15,194
09/30/96              $15,495
03/31/97              $15,784
09/30/97              $16,228
03/31/98              $16,594

Data from 3/31/88 through 3/31/98

The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment grade tax-exempt bond market. The Lipper Short-Term Municipal Debt Funds Average is the average performance level of all short-term municipal debt funds, as computed by Lipper Analytical Services, an independent organization that monitors the performance of mutual funds. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, since funds have expenses.




Message from the Manager

[PHOTOGRAPH OF THE PORTFOLIO MANAGER, CLIFFORD A. GLADSON, CFA, APPEARS HERE.]



CREDIT MARKET REVIEW

Since our last annual report on March 31, 1997, to the end of the USAA Short-Term Fund's fiscal year on March 31, 1998, yields on five-year "AA" rated municipal bonds fell .53%. This reflects the credit markets' acknowledgement that despite robust domestic economic growth, inflation was under control.


FUND PERFORMANCE

While past  performance  is no  guarantee  of future  results,  your Fund paid a dividend distribution yield(1) for the fiscal year ended March 31, 1998, of 4.55% versus an average dividend distribution yield of 4.01% for the Lipper Short-Term Municipal Debt Funds Average.(2) During the same period, the Fund's share price rose $.17 to $10.74. Over the year, the Fund provided a total return(3) of 6.35%, well above the Lipper average total return of 5.09%.

It is my pleasure to report as of March 31, 1998, the USAA Short-Term Fund is ranked #1 by Lipper Analytical Services, Inc. in the Short-Term Municipal Debt Funds category over the 5-, 10-, and 15-year time horizons, among 10, 6, and 5 funds, respectively.(4)


(1) 12-month dividend yield is computed by dividing income dividends paid during the previous 12 months by the latest month-end net asset value adjusted for capital gains distributions.
(2) Refer to page 13 for the Lipper Average definition.
(3) Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions.
(4) The Fund ranked #3 out of 29 funds for the 1-year period ended March 31, 1998. Lipper rankings are based on cumulative total returns.


------------------------------------
COMPARISON - 12 MONTH DIVIDEND YIELD
------------------------------------

A chart in the form of a bar graph appears here illustrating the comparison of the 12 Month Dividend Yield of the USAA Short-Term Fund and the Lipper Short-Term Municipal Debt Funds Average from 3/31/89 to 3/31/98.

                USAA Short-Term                      Lipper Short-Term Municipal
                      Fund                               Debt Funds Average*
                ---------------                      --------------------------
03/31/89              6.19%                                     5.85%
03/31/90              6.47%                                     6.18%
03/31/91              6.47%                                     6.07%
03/31/92              5.59%                                     5.41%
03/31/93              4.75%                                     4.47%
03/31/94              4.33%                                     3.74%
03/31/95              4.51%                                     4.04%
03/31/96              4.73%                                     4.13%
03/31/97              4.6%                                      4.15%
03/31/98              4.55%                                     4.01%

The graph represents data from 3/31/89 to 3/31/98.


Your Fund's performance continues to earn 5-star ratings from Morningstar for the overall, 3-, 5-, and 10-year periods ended March 31, 1998, overall and among 1,525, 782, and 345 funds, respectively, in the municipal bond fund category.(5)


INCOMING

The primary objective of each USAA tax-exempt bond fund is to provide our investors a potential high level of tax-exempt dividends. Each tax-exempt fund is designed to promote tax-free income accumulation rather than taxable capital gain distribution. Our income orientation reflects the mathematical nature of bonds, the Federal Income Tax Code, and the behavior of the fixed income market.

Interest rates fluctuate. When interest rates rise, the price of a bond falls. When interest rates fall, the price of a bond rises. At maturity, barring a credit disaster, a bond pays off at face value. Any tax-exempt income that is earned depends on the bond's coupon yield at the time of purchase.


* Refer to page 13 for the Lipper Average definition.

Past performance is no guarantee of future results.

(5) Morningstar proprietary ratings reflect historical risk-adjusted performance through March 31, 1998. The ratings are subject to change monthly. Past performance is no guarantee of future results. Morningstar ratings are calculated from the Fund's 3-, 5-, and 10-year average annual total returns, as applicable, in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day Treasury bill returns. There is a 3-year minimum performance requirement before a fund is rated. Overall rating is a weighted average of a fund's 3-, 5-, and 10-year ratings, as applicable. The top ten percent of the funds in a rating category receive five stars and the next 22.5% receive four stars.


Common sense dictates that taxpayers value tax-exempt income over taxable capital gain distributions. The table below shows the sources of total return for the USAA Short-Term Fund over the last 1, 5, and 10 years. Notice that the tax-exempt dividend return is the dominant component of long-term total return. The three graphs below the table further illustrate how the dividend return and yearly price appreciation combine to produce annual total returns. Besides dominating long-term total return, tax-exempt income distributions help smooth out the annualized total return.


                     Average Annual Compounded Returns with
            Reinvestment of Dividends - Periods Ending March 31, 1998

                       TOTAL               DIVIDEND               PRICE
                      RETURN     EQUALS     RETURN     PLUS      CHANGE
--------------------------------------------------------------------------------
        10 Years       5.66%        =        5.36%       +        .30%
--------------------------------------------------------------------------------
        5 Years        4.84%        =        4.63%       +        .21%
--------------------------------------------------------------------------------
        1 Year         6.35%        =        4.74%       +        1.61%


A chart in the form of a bar graph appears here, illustrating the Annual Total Returns and Compounded Dividend Returns of the USAA Short-Term Fund for the 10-year period ended March 31, 1998.

Total Return for years ended:      **Compounded Dividend Yield for years ending:
-----------------------------      ---------------------------------------------
3/31/88           3.57%                    3/31/88           5.81%
3/31/89           4.78%                    3/31/89           6.22%
3/31/90           7.91%                    3/31/90           6.74%
3/31/91           6.27%                    3/31/91           6.65%
3/31/92           7.09%                    3/31/92           5.83%
3/31/93           6.37%                    3/31/93           4.94%
3/31/94           2.87%                    3/31/94           4.28%
3/31/95           4.51%                    3/31/95           4.61%
3/31/96           5.83%                    3/31/96           4.87%
3/31/97           4.70%                    3/31/97           4.70%
3/31/98           6.35%                    3/31/98           4.74%


Change in Share Price
---------------------
3/31/88        -2.24%
3/31/89        -1.44%
3/31/90         1.17%
3/31/91        -0.38%
3/31/92         1.26%
3/31/93         1.43%
3/31/94        -1.41%
3/31/95        -0.10%
3/31/96         0.96%
3/31/97         0.00%
3/31/98         1.61%


** Compounded Dividend yield calculation includes only income distribution


Total return equals income return plus share price change and assumes reinvestment of all dividends and capital gain distributions. Dividend return is the income dividends received over the period assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.


Two market factors shape our income-oriented portfolio strategy. First, to our knowledge, no one has consistently been able to predict the movement in interest rates. This makes market timing a losing proposition. Consequently, USAA tax-exempt funds tend to remain fully invested and do not try to time the market. When we trade bonds, it is to take advantage of interest rate movements that can increase a fund's dividend distribution yield. We carefully manage trading activity to minimize taxable capital gains distributions. The narrative of the USAA Intermediate-Term Fund on page 10 discusses the USAA tax-exempt funds' philosophy on capital gains distributions.

The second market factor that influences portfolio strategy is that yields for municipal bonds tend to increase as bond maturity lengthens. In order to earn a potential high level of income, this means the Fund's weighted average maturity will usually be near its upper limit.

We believe that, over time, managing the USAA tax-exempt funds employing an income-oriented approach has the potential to produce a superior net long-term total return to the shareholder.


CURRENT MARKET CONDITIONS

The Federal Reserve anticipates some moderation in rate of growth in the domestic economy. However, even if the economy continues at its current pace, increases in productivity, favorable trends in commodity prices, and the pressures of foreign competition seem to have the ability to keep inflation in check. Given this dynamic tension between growth and inflation, I do not anticipate any radical change in the level of short-term rates.



                           PORTFOLIO RATINGS/MIX

A pie chart is shown here depicting the Portfolio Mix as of March 31, 1998 of the USAA Short-Term Fund to be:
AA - 12%, A - 29%, BBB - 21%, AAA - 18%, BB - 2%, Cash Equivalents - 18%


This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Group, or Fitch Investors Service. Unrated securities that have been determined by USAA IMCO to be of equivalent investment quality to categories A and BBB account for .6% and 2.7%, respectively, of the Fund's investments.



Note: Income may be subject to federal, state or local taxes, or the alternative minimum tax.

See page 53 for a complete listing of the Portfolio of Investments in Securities.





                                 Investment Review

USAA TAX EXEMPT MONEY MARKET FUND

OBJECTIVE: Provide investors with interest income that is exempt from federal income tax while preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS: High quality tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value per share of $1.00.*

* An investment in this Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will maintain a stable net asset value of $1.00 per share.
================================================================================
                                            3/31/97                3/31/98
  Net Assets                           $1,565.6 Million        $1,631.8 Million
  Net Asset Value Per Share                 $1.00                  $1.00
================================================================================
AVERAGE ANNUAL TOTAL RETURNS AND CURRENT YIELD AS OF 3/31/98

       1 Year            5 Years           10 Years           7-day Yield
        3.48%             3.14%              4.06%               3.43%
================================================================================

Total return equals income return and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Past performance is no guarantee of future results. Yields and returns fluctuate. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.



7-DAY YIELD COMPARISON

A chart in the form of a line graph appears here illustrating the comparison of the 7-day Yield of the USAA Tax Exempt Money Market Fund and the IBC Financial Data, Inc. SB (Stock Broker) and GP (General Purpose) (Tax-Free) Money Funds.

                      USAA Tax Exempt
                      Money Market Fund                 IBC Financial Data, Inc.
03/25/97                     3.09%                              2.75%
04/29/97                     3.76%                              3.51%
05/27/97                     3.6%                               3.25%
06/24/97                     3.68%                              3.29%
07/29/97                     3.44%                              3.06%
08/26/97                     3.23%                              2.86%
09/30/97                     3.65%                              3.29%
10/28/97                     3.4%                               3.09%
11/25/97                     3.63%                              3.24%
12/30/97                     3.76%                              3.34%
01/27/98                     3.27%                              2.92%
02/24/98                     3.26%                              2.79%
03/30/98                     3.41%*                             3.03%*

Data represent the last Monday of each month.

*Ending date 3/30/98

The graph tracks the Fund's 7-day simple yield against IBC Financial Data, Inc. SB (Stock Broker) and GP (General Purpose) (Tax-Free) Money Funds, an average of money market fund yields.






Message from the Manager

[PHOTOGRAPH OF THE PORTFOLIO MANAGER, THOMAS G. RAMOS, CFA, APPEARS HERE.]



CREDIT MARKET REVIEW

In the last quarter of 1997 one-year Treasury Bills traded in a range of 5.20% to 5.60%. With concerns about Far Eastern economies, a flight to quality began the year, and one-year Treasury Bills moved down briefly to 5.07%. Since then, these one-year securities have steadily moved up to around 5.38%. One-year tax-exempt notes have essentially mirrored the movement of Treasury Bills. Currently, yields on tax-exempt notes are about 3.60% or 67% of Treasury Bills. Given steady domestic growth and concerns with Far East economies, it does not appear that the Federal Reserve is anxious to raise short-term rates.


STRATEGY

According to IBC Financial Data Inc., assets in national tax-exempt money market funds have grown 12.6% over the twelve months ending February 1998. Total assets in tax-exempt money market funds amounted to $81.1 billion. This increase in assets coupled with the lack of new issuance of tax-exempt paper has resulted in demand outstripping supply and consequently lower rates. In this environment, we remain committed to finding the best relative value in our market. We have been very selective in buying one-year notes. As new money has come into the Fund and as issues have matured, we have deployed these monies in variable rate instruments(1) and short-term tax-exempt commercial paper. Variable rate demand notes provide the owner with the ability to put back these securities with a one to seven day notice. These instruments provide the Fund flexibility and allow me the ability to purchase longer maturities should these securities become attractive. We have also incrementally increased our exposure to tax-exempt commercial paper. These securities are written to a specific maturity, and we have generally purchased these issues with maturities between forty to sixty days. Commercial paper written to these maturities has been more attractive than comparable fixed rate notes.


(1) Variable rate demand notes represent borrowings that are payable on demand and that bear interest tied to a money market rate.



REGULATORY ENVIRONMENT

In December 1997, the Securities and Exchange Commission (SEC) adopted amendments to Rule 2a-7. Rule 2a-7 puts forth the rules and regulations which govern the operation of money market funds. The rule was originally adopted in 1983 and has gone through several revisions with the latest occurring last year. The new amendments will become effective in July 1998. USAA Investment Management Company's money market portfolio managers and research, compliance and legal teams have kept abreast of the amendments, and we will be sure that our portfolios comply with SEC rules.


PORTFOLIO

As of this writing, the maturity of the portfolio is about 47 days. Historically, this is relatively short for the Fund. Currently, the Fund's maturity reflects the fact that we have not found value in longer maturities. At the same time though, the variable rate securities we hold continue to provide an attractive alternative. Certainly, the relatively short maturity of the Fund provides us the flexibility to extend its maturity should market conditions warrant.



---------------------------------
CUMULATIVE PERFORMANCE COMPARISON
---------------------------------

A chart in the form of a line graph appears here, comparing the cumulative performance of a $10,000 investment of the USAA Tax Exempt Money Market Fund. The data is from 3/31/88 to 3/31/98. The data points from the graph are as follows:

USAA  Tax Exempt Money Market Fund
Year                  Amount
----                  ------
03/31/88              $10,000
09/30/88              $10,255
03/31/89              $10,557
09/30/89              $10,890
03/31/90              $11,216
09/30/90              $11,549
03/31/91              $11,882
09/30/91              $12,159
03/31/92              $12,392
09/30/92              $12,586
03/31/93              $12,751
09/30/93              $12,902
03/31/94              $13,046
09/30/94              $13,212
03/31/95              $13,434
09/30/95              $13,683
03/31/96              $13,925
09/30/96              $14,155
03/31/97              $14,384
09/30/97              $14,636
03/31/98              $14,884

Data from 3/31/88 through 3/31/98


Past performance is no guarantee of future results and the value of your investment will vary according to the Fund's performance. Income may be subject to federal, state or local taxes, or to the alternative minimum tax. For 7-day yield information, please refer to the Fund's Investment Review page.


An investment in this Fund is neither insured nor guaranteed by the U.S. Government and there is no assurance that the Fund will maintain a stable net asset value of $1 per share.


See page 66 for a complete listing of the Portfolio of Investments in Securities.





Independent Auditors' Report

The Shareholders and Board of Directors

USAA TAX EXEMPT FUND, INC.:
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments in securities, of the USAA Long-Term, USAA Intermediate-Term, USAA Short-Term, and USAA Tax Exempt Money Market Funds, portfolios of the USAA Tax Exempt Fund, Inc. as of March 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights presented in note 7 to the financial statements for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Long-Term, USAA Intermediate-Term, USAA Short-Term, and USAA Tax Exempt Money Market Funds, portfolios of the USAA Tax Exempt Fund, Inc. as of March 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                         KPMG Peat Marwick LLP

San Antonio, Texas
May 8, 1998




STATEMENTS OF ASSETS AND LIABILITIES
(IN THOUSANDS)

March 31, 1998

                                                      USAA           USAA
                                                    Long-Term  Intermediate-Term
                                                      Fund           Fund
                                                  ------------------------------


ASSETS
   Investments in securities, at market value
     (identified cost of $1,864,063 and
     $1,895,769, respectively)                     $2,045,025      $ 2,032,980
   Cash                                                   247              606
   Receivables:
      Capital shares sold                               1,488              999
      Interest                                         30,892           29,566
                                                   ----------      -----------
         Total assets                               2,077,652        2,064,151
                                                   ----------      -----------


LIABILITIES
   Securities purchased                                30,728           21,422
   Capital shares redeemed                                894              419
   USAA Investment Management Company                     487              483
   USAA Transfer Agency Company                            69               81
   Accounts payable and accrued expenses                  121              159
   Dividends on capital shares                          2,828            2,082
                                                   ----------       ----------
         Total liabilities                             35,127           24,646
                                                   ----------       ----------
            Net assets applicable to
              capital shares outstanding           $2,042,525       $2,039,505
                                                   ==========       ==========


REPRESENTED BY:
   Paid-in capital                                 $1,894,420       $1,904,769
   Accumulated net realized loss on investments       (32,857)          (2,475)
   Net unrealized appreciation of investments         180,962          137,211
                                                   ----------       ----------
            Net assets applicable to
              capital shares outstanding           $2,042,525       $2,039,505
                                                   ==========       ==========
   Capital shares outstanding                         145,921          152,420
                                                   ==========       ==========
   Authorized shares of $.01 par value                175,000          170,000
                                                   ==========       ==========
   Net asset value, redemption price,
      and offering price per share                 $    14.00       $    13.38
                                                   ==========       ==========


See accompanying notes to financial statements.



STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
(IN THOUSANDS)

March 31, 1998



                                                      USAA       USAA Tax Exempt
                                                   Short-Term      Money Market
                                                      Fund             Fund
                                                   -----------------------------

ASSETS
   Investments in securities, at market value
     (identified cost of $947,328 and $1,599,813,
     respectively)                                 $  966,255       $1,599,813
   Cash                                                   680            4,786
   Receivables:
      Capital shares sold                                 642            1,359
      Interest                                         12,157           12,702
      Securities sold                                    -              27,260
                                                   ----------       ----------
         Total assets                                 979,734        1,645,920
                                                   ----------       ----------


LIABILITIES
   Securities purchased                                 7,350            6,675
   Capital shares redeemed                                651            6,689
   USAA Investment Management Company                     230              382
   USAA Transfer Agency Company                            45               73
   Accounts payable and accrued expenses                  105              105
   Dividends on capital shares                            548              211
                                                   ----------       ----------
         Total liabilities                              8,929           14,135
                                                   ----------       ----------
            Net assets applicable to
              capital shares outstanding           $  970,805       $1,631,785
                                                   ==========       ==========


REPRESENTED BY:
   Paid-in capital                                 $  955,481       $1,631,785
   Accumulated net realized loss on investments        (3,603)          -
   Net unrealized appreciation of investments          18,927           -
                                                   ----------       ----------
            Net assets applicable to
              capital shares outstanding           $  970,805       $1,631,785
                                                   ==========       ==========
   Capital shares outstanding                          90,431        1,631,785
                                                   ==========       ==========
   Authorized shares of $.01 par value                135,000        2,600,000
                                                   ==========       ==========
   Net asset value, redemption price,
      and offering price per share                 $    10.74       $     1.00
                                                   ==========       ==========

See accompanying notes to financial statements.




CATEGORIES AND DEFINITIONS
PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 1998


Fixed-Rate Instruments - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Put Bonds - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity to the next tender date.

Variable Rate Demand Notes (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. In money market funds, the effective maturity is the date on which the underlying principal amount may be recovered or the next rate adjustment date consistent with regulatory requirements. In bond funds, the effective maturity is the next put date. Most VRDNs possess a credit enhancement.

Credit Enhancement (CRE) - adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by either a high quality bank, insurance company, or other corporation, or a collateral trust. Typically, the rating agencies evaluate the security based upon the credit standing of the provider of the credit enhancement, rather than the credit standing of the issuer. If the securities are enhanced by a bond insurer, scheduled principal and interest payments are insured by:

(1)  Municipal Bond Insurance Association. (9) College Construction Loan
(2)  AMBAC Indemnity Corp.                       Insurance Association.
(3)  Financial Guaranty Insurance Co.     (10) Continental Casualty Co.
(4)  Financial Security Assurance, Inc.   (11) Continental General Corp.
(5)  Asset Guaranty Reinsurance Co.       (12) Connecticut General Life
(6)  AXA Reinsurance Group.                      Insurance Co.
(7)  American Capital Access.             (13) Texas Permanent School Fund.
(8)  TRYGG-HANSA Insurance                (14) Metropolitan Life Insurance Co.
        Company Ltd.                      (15) Provident Mutual Life Insurance
                                                 Co.

The insurance does not guarantee the market value of the municipal bonds.



PORTFOLIO DESCRIPTION ABBREVIATIONS
  BAN   Bond Anticipation Note              ISD   Independent School District
  COP   Certificate of Participation        MFH   Multi-Family Housing
  CP    Commercial Paper                    PCRB  Pollution Control Revenue Bond
  CRE   Credit Enhanced                     RB    Revenue Bond
  GO    General Obligation                  RN    Revenue Note
  IDA   Industrial Development              RAN   Revenue Anticipation Note
          Authority/Agency                  SFH   Single-Family Housing
  IDB   Industrial Development Board        TAN   Tax Anticipation Note
  IDC   Industrial Development Corporation  TRAN  Tax Revenue Anticipation Note
  IDRB  Industrial Development Revenue Bond



USAA LONG-TERM FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
(IN THOUSANDS)

March 31, 1998


  Principal                                      Coupon      Final      Market
   Amount            Security                     Rate     Maturity     Value
-------------------------------------------------------------------------------
                 FIXED RATE INSTRUMENTS (99.9%)
            Alabama (0.6%)
$   3,750   Baldwin County Health Care RB,
             Series 1996                         6.75%      4/01/21    $ 4,098
    8,000   Courtland IDRB, Series 1994          5.90       2/01/17      8,445
            Alaska (2.9%)
            Housing Finance Corp.
             Collateralized RB,
    8,030    1991 Second Series                  6.90       6/01/32      8,541
    9,785    1994 First Series                   6.70      12/01/19     10,455
   15,195    1995 First Series (CRE)             6.55      12/01/37     16,229
   21,175   Valdez Marine Terminal RB, Series
             1985A                               7.00      12/01/25     23,352
            California (8.7%)
   11,350   Central Valley Finance Auth. RB,
             Series 1993                         6.20       7/01/20     12,027
   11,500   Los Angeles Regional Airport
             Improvement Corp. Refunding RB,
             Series 1996                         6.35      11/01/25     12,632
   17,000   Sacramento Cogeneration Auth. RB,
             Series 1995                         6.50       7/01/21     18,575
            San Joaquin Hills Transportation
             Corridor Agency RB,
   74,000    Senior Lien a                       6.75       1/01/32     83,652
   64,335    Series 1997A (CRE) (1), (b)         5.66       1/15/26     15,118
  140,000    Series 1997A (CRE) (1), (b)         5.65       1/15/34     21,547
  100,000    Series 1997A (CRE) (1), (b)         5.59       1/15/35     14,586
            Colorado (1.5%)
   14,200   Health Facilities Auth. Hospital RB,
             Series 1993                         6.63       2/01/13     15,288
   11,480   Summit County Sports Facilities RB,
             Series 1990                         7.88       9/01/08     14,346
            Connecticut (2.3%)
    4,000   Health and Educational Facilities
             Auth. RB, Series 1996C              6.63       7/01/26      4,362
   41,200   Mashantucket (Western) Pequot Tribe
             RB, Series 1997B (h)                5.75       9/01/27     42,203
            District of Columbia (1.0%)
   11,930   Health Facilities Mortgage RB,
             Series 1985                         7.75       8/01/29     12,193
    8,000   Hospital RB, Series 1992B (a)        7.00       8/15/15      8,983
            Georgia (0.5%)
   10,000   Savannah Economic Development Auth.
             PCRB, Series 1995                   6.15       3/01/17     11,251
            Hawaii (0.1%)
    1,500   Department of Budget & Finance RB,
             Series 1988 (c)                     5.50       7/01/28      1,505
            Idaho (1.2%)
   23,400   Nez Perce County PCRB, Series 1996   6.00      10/01/24     24,803
            Illinois (6.1%)
            Chicago Gas Supply RB,
   13,500    Series 1985B                        7.50       3/01/15     14,532
    7,500    Series 1985C                        7.50       3/01/15      8,074
   24,250    Series 1995A                        6.10       6/01/25     25,969
   13,725   Chicago-O'Hare International Airport
             RB, Series 1994                     8.20      12/01/24     16,807
    6,700   Development Finance Auth. RB,
             Series 1996B (CRE)                  6.40       9/01/31      7,382
   17,775   Health Facilities Auth. RB, Series
             1992                                7.00       1/01/15     19,012
   19,600   Quincy Hospital RB, Series 1993      6.00      11/15/18     20,067
   10,980   Regional Transport Auth. GO,
             Series 1994C (CRE) (3)              7.10       6/01/25     12,649
            Indiana (3.9%)
   10,945   Development Finance Auth.
             Environmental RB, Series 1996       6.15       7/15/22     11,757
    5,385   Fifth Avenue Housing Development
             Corp. RB, Series 1992C              7.25       7/01/25      5,681
  100,675   Health Facility Financing Auth. RB,
             Series 1992C (b)                    7.89       7/01/23     15,198
   41,750   Indianapolis Airport Facility RB     6.80       4/01/17     46,268
            Iowa (0.2%)
    5,250   Finance Auth. Hospital Facilities RB,
             Series 1998 A (CRE) (1), (c)        5.13       1/01/28      5,060
            Kansas (0.5%)
   60,245   Sedgwick County Mortgage Loan RB,
             Senior Series 1991A (b)             7.11      12/01/22     10,191
            Kentucky (1.9%)
   39,595   Louisville and Jefferson County
             Metro Sewer District RB, Series
             1997B (CRE) (1)                     5.20       5/15/25     39,308
            Louisiana (1.5%)
   25,730   Lake Charles Harbor and Terminal
             District Port Facilities RB,
             Series 1995A                        7.75       8/15/22     29,682
            Maryland (0.7%)
   13,735   Community Development Administration
             SFH RB, Series 1996A                5.95       7/01/23     14,504
            Massachusetts (2.3%)
   24,000   State GO, Series 1991A (a)           7.63      6/01/08      26,932
            Turnpike Auth. RB,
    7,100    Series 1993A (CRE) (1)              5.00       1/01/20      7,142
   60,730    Series 1997A (CRE) (1), (b)         5.48       1/01/29     12,482
            Michigan (2.9%)
    9,900   Battle Creek Downtown Development
             Auth. Development Bonds, Series
             1994 (a)                            7.60       5/01/16     11,747
   13,005   Dickinson County Economic
             Development Corp. PCRB, Series
             1993                                5.85      10/01/18     13,684
            Hospital Finance Auth. RB,
    7,250    Series 1995                         6.70       1/01/26      8,038
   15,500    Series 1995A (a)                    7.50      10/01/27     18,558
    6,500   Job Development Auth. RB,
             Series 1990A (CRE)                  8.00      12/01/13      7,127
      800   Strategic Fund RB, Series 1998       5.38       7/01/28        789
            Minnesota (3.4%)
            International Falls PCRB,
    5,000    Series 1997                         5.65      12/01/22      5,162
    9,750    Series 1998 (c)                     5.50       4/01/23      9,777
   50,690   St. Paul Housing and Redevelopment
             Auth. Hospital RB, Series 1993A     6.63      11/01/17     54,577
            Mississippi (1.7%)
            Lafayette County Hospital RB,
    2,940    Series 1991A (a)                    7.95       3/01/16      3,294
   15,175    Series 1991B (a)                    7.95       3/01/16     17,001
            Union County Hospital RB,
    4,450    Series 1991A (a)                    7.95       3/01/16      4,985
    8,350    Series 1991B (a)                    7.95       3/01/16      9,355
            Missouri (0.3%)
    5,000   Health and Educational Facilities RB,
             Series 1996A                        6.38       2/01/27      5,286
            Montana (1.1%)
   14,545   Board of Housing RB, Series 1997A-1  6.05      12/01/37     15,217
    7,660   Lewis and Clark County Environmental
             RB, Series 1998                     5.60       1/01/27      7,842
            Nevada (0.8%)
   15,650   Humboldt County PCRB, Series 1984    8.30      12/01/14     18,725
            New Hampshire (2.4%)
            Higher Educational and Health
             Facilities Auth. RB,
   10,785    Series 1993                         6.38       7/01/23     11,382
    4,500    Series 1998 (CRE) (7)               5.30      10/01/28      4,446
   31,085   Single-Family Mortgage Finance Auth.
             RB, Series 1993B                    6.05       7/01/25     32,300
            New Jersey (0.8%)
   15,000   Camden County Improvement Authority
             RB, Series 1997                     6.00       2/15/27     15,700
            New Mexico (2.5%)
   16,000   Chaves County Hospital RB            7.25      12/01/22     17,678
   30,100   Lordsburg PCRB                       6.50       4/01/13     33,036
            New York (14.9%)
   21,500   Dormitory Auth. RB, Series 1996B
             (Mental Health Services)            6.00       8/15/16     23,953
   74,245   Housing New York Corp. RB, Series
             1993                                5.00      11/01/18     71,112
   14,000   Local Government Assistance Corp.
             RB, Series 1993E                    5.00       4/01/21     13,849
            Medical Care Facilities Finance
             Agency RB,
   36,275    Series 1994A (New York Hospital)
             (CRE) (2), (a)                      6.90       8/15/34     42,287
   13,900    Series 1995A (Brookdale
             Hospital) (a)                       6.85       2/15/17     16,121
            New York City GO,
   49,950    Series 1995B (a)                    7.25       8/15/19     58,663
       50    Series 1995B                        7.25       8/15/19         57
    5,890    Series 1997I                        6.25       4/15/17      6,395
   31,050    Series 1997I                        6.25       4/15/27     33,642
   42,000   New York City Municipal Water Finance
             Auth. RB, Series 1998D (b)          5.08       6/15/20     13,375
   14,625   Port Auth. of New York and New
             Jersey RB, Eighty-Fifth Series      5.38       3/01/28     15,400
    8,600   Urban Development Corp. RB, Series
             1995                                5.70       4/01/20      9,160
            North Carolina (0.9%)
   17,255   Housing Finance Agency RB, Series R  6.95       9/01/23     18,492
            Oklahoma (2.2%)
   41,550   Tulsa Municipal Airport
             Transportation RB, Series 1995      6.25       6/01/20     44,617
            Pennsylvania (2.3%)
            Montgomery County IDA RB,
    7,500    Series 1996A                        5.88      11/15/22      7,791
   10,000    Series 1996B                        5.75      11/15/17     10,304
   27,470   Philadelphia Gas Works RB, 14th
             Series                              6.38       7/01/26     29,471
            Puerto Rico (5.2%)
            Electric Power Auth. RB,
   15,000    Series DD (c)                       5.00       7/01/28     14,346
   21,175    Series T                            6.38       7/01/24     24,109
   25,450    Series X                            6.13       7/01/21     27,771
   43,120   Highway and Transportation Auth. RB,
             Series 1998A                        4.75       7/01/38     39,926
            Rhode Island (1.3%)
   25,000   Housing and Mortgage Finance Corp.
             SFH RB, Series 15-A                 6.85      10/01/24     26,854
            South Carolina (1.1%)
            Connector 2000 Association Toll
             Road RB,
   12,700    Series 1998B (b)                    5.78       1/01/22      3,293
   13,000    Series 1998B (b)                    5.80       1/01/23      3,169
   13,500    Series 1998B (b)                    5.80       1/01/24      3,107
   16,200    Series 1998B (b)                    5.80       1/01/25      3,522
   17,100    Series 1998B (b)                    5.83       1/01/27      3,288
   17,500    Series 1998B (b)                    5.83       1/01/28      3,177
   20,500    Series 1998B (b)                    5.83       1/01/29      3,514
            Texas (6.5%)
   19,500   Bell County Health Facilities
             Development Corp. RB, Series 1989   6.50       7/01/19     22,803
   16,705   Fort Bend ISD GO, Series 1997
             (CRE) (13)                          4.75       8/15/22     15,738
   12,500   Harris County Health Facilities RB,
             Series 1992 (a)                     7.13       6/01/15     14,137
   19,300   Harris County IDC RB, Series 1992    6.95       2/01/22     20,992
   21,000   Port of Corpus Christi IDC PCRB,
             Series 1997A                        5.45       4/01/27     21,085
            San Antonio Electric and Gas RB,
   14,100    Series 1989A (a)                    6.00       2/01/14     14,580
    6,955    Series 1989A                        6.00       2/01/14      7,169
            Tyler Health Facilities Development
             Corp. RB,
    4,700    Series 1993A                        6.75      11/01/25      5,049
   10,300    Series 1993B                        6.75      11/01/25     11,066
            Utah (1.4%)
   30,400   Murray City Hospital RB,
             Series 1996 (CRE)  (1)              4.75       5/15/20     28,423
            Virginia (2.4%)
    8,700   Henrico County IDA Hospital RB,
             Series 1985C (a)                    7.50       9/01/11      9,504
   15,000   Housing Development Auth.
             Commonwealth Mortgage RB,
             Series 1990B, Subseries B5          6.90       7/01/13     15,584
   21,950   Peninsula Ports Auth. RB,
             Series 1992 (CRE)                   7.38       6/01/20     24,298
            Washington (7.5%)
    3,500   Housing Finance Commission RB,
             Series 1996A (CRE)                  6.85       7/01/21      3,684
   66,485   King County GO, Series 1994A         6.25       1/01/34     72,884
   73,500   Seattle Metropolitan Sewer RB,
             Series V (g)                        6.20       1/01/32     76,957
            West Virginia (0.7%)
   12,500   Water Development Auth. RB,
             Series 1991A (CRE) (4)              7.00      11/01/25     13,789
            Wyoming (1.7%)
   33,735   Community Development Auth. SFH RB,
             Series 1993A                        6.10       6/01/33     35,039
-------------------------------------------------------------------------------
            Total fixed rate instruments
             (cost: $1,861,178)                                      2,042,140
-------------------------------------------------------------------------------

                        VARIABLE RATE DEMAND NOTES (0.2%)
            California (0.1%)
    2,115   Statewide Communities Development
             Auth. COP, Series 1996 (CRE)        3.75       6/01/26      2,115
            District of Columbia (0.1%)
      770   GO, Series 1991B-1 (CRE)             3.85       6/01/03        770
-------------------------------------------------------------------------------
            Total variable rate demand notes
             (cost: $2,885)                                               2,885
-------------------------------------------------------------------------------
            Total investments (cost: $1,864,063)                     $2,045,025
===============================================================================



   PORTFOLIO SUMMARY BY INDUSTRY                     PORTFOLIO SUMMARY BY STATE
   -----------------------------                     --------------------------
Escrowed Bonds                   18.1%               Alabama                .6%
Hospitals                        10.8                Alaska                2.9
Single-Family Housing            10.0                California            8.8
Water/Sewer Utilities-Municipal   7.0                Colorado              1.5
Electric/Gas Utilities-Municipal  6.5                Connecticut           2.3
General Obligations               6.3                District of Columbia  1.1
Toll Roads                        4.3                Georgia                .5
Natural Gas Utilities             3.8                Hawaii                 .1
Airlines                          3.6                Idaho                 1.2
Buildings                         3.5                Illinois              6.1
Paper & Forest Products           3.0                Indiana               3.9
Special Assessment/Tax/Fee        2.6                Iowa                   .2
Nursing/Continuing Care Centers   2.4                Kansas                 .5
Air Freight                       2.3                Kentucky              1.9
Gaming Companies                  2.1                Louisiana             1.5
Metals/Mining                     2.0                Maryland               .7
Airport/Port                      1.9                Massachusetts         2.3
Healthcare-Miscellaneous          1.2                Michigan              2.9
Oil-International Integrated      1.1                Minnesota             3.4
Education                         1.0                Mississippi           1.7
Leasing                           1.0                Missouri               .3
Oil & Gas-Refining/Manufacturing  1.0                Montana               1.1
Other                             4.6                Nevada                 .8
                                -----                New Hampshire         2.4
Total                           100.1%               New Jersey             .8
                                =====                New Mexico            2.5
                                                     New York             14.9
                                                     North Carolina         .9
                                                     Oklahoma              2.2
                                                     Pennsylvania          2.3
                                                     Puerto Rico           5.2
                                                     Rhode Island          1.3
                                                     South Carolina        1.1
                                                     Texas                 6.5
                                                     Utah                  1.4
                                                     Virginia              2.4
                                                     Washington            7.5
                                                     West Virginia          .7
                                                     Wyoming               1.7
                                                                         -----
                                                     Total               100.1%
                                                                         =====






USAA INTERMEDIATE-TERM FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
(IN THOUSANDS)

March 31, 1998


  Principal                                      Coupon      Final      Market
   Amount          Security                       Rate     Maturity     Value
-------------------------------------------------------------------------------
               FIXED RATE INSTRUMENTS (92.1%)
            Alabama (0.1%)
$   2,000   Baldwin County Health Care Auth.
             Hospital RB, Series 1996            6.75%      4/01/15    $ 2,187
            Alaska (0.6%)
            Housing Finance Corp. Mortgage RB,
    8,400    Series 1996A (CRE) (1)              6.00      12/01/15      8,891
    4,000    Series 1997A-1                      5.50      12/01/17      4,086
            Arizona (0.4%)
    4,000   Educational Loan Marketing Corp. RB,
             Series 1992A                        6.70       3/01/00      4,168
    4,500   Maricopa County Hospital RB,
             Series 1997                         6.13       4/01/18      4,793
            Arkansas (0.9%)
    6,945   Mississippi County Hospital RB,
             Series 1992B                        6.85      11/01/02      7,369
    8,635   St. Francis County Hospital RB,
             Series 1985                         6.50       2/01/05      8,990
    1,865   Student Loan RB, Series 1991         7.15       6/01/02      1,970
            California (6.2%)
    7,100   Central Valley Financing Auth. RB    6.10       7/01/13      7,525
   10,500   Contra Costa Transportation Auth.
             RB, Series 1991A (CRE) (3), (b)     6.30       3/01/03      8,492
            Foothill/Eastern Transportation
             Corridor Agency RB,
   10,000    Series 1995A (b)                    6.87       1/01/10      7,743
   15,000    Series 1995A (b)                    7.10       1/01/11     11,732
    9,085    Series 1995A (b)                    6.82       1/01/13      7,125
    5,635   Housing Finance Agency RB,
             Series 1996A (CRE) (1)              5.70       8/01/10      5,935
   22,020   Pleasanton Joint Powers Financing
             Auth. RB, Series 1993A              6.00       9/02/05     23,621
            Sacramento Cogeneration Auth. RB,
    3,300    Series 1995                         6.38       7/01/10      3,632
    9,100    Series 1995                         5.88       7/01/15      9,545
            San Joaquin Hills Transportation
             Corridor Agency Senior Lien RB,
    3,525    Series 1993 (b)                     7.05       1/01/05      3,233
    8,305    Series 1993 (b)                     7.87       1/01/06      7,750
    5,000    Series 1993 (b)                     7.50       1/01/07      4,741
   16,795    Series 1993 (b)                     7.71       1/01/08     16,269
            Southern California Public Power
             Auth. RB,
    6,410    Series 1992 (b)                     6.10       7/01/04      4,870
    6,285    Series 1992 (b)                     6.10       7/01/04      4,788
            Colorado (1.5%)
    5,200   Arapahoe County IDA RB, Series 1991  7.00       2/01/01      5,562
   10,000   Health Facilities Auth. Hospital RB,
             Series 1993                         6.63       2/01/13     10,766
    2,500   Housing and Finance Auth. MFH RB,
             Series 1997C-3                      5.65      10/01/15      2,565
   10,310   Student Obligations RB, Series
             1991A-2                             6.90       9/01/02     10,822
            Connecticut (1.3%)
            Mashantucket (Western) Pequot
             Tribe RB,
    4,960    Series 1996A (a), (h)               6.40       9/01/11      5,699
    5,040    Series 1996A (h)                    6.40       9/01/11      5,610
    1,000    Series 1997B (h)                    5.60       9/01/09      1,047
    2,400    Series 1997B (h)                    5.70       9/01/12      2,500
   10,800    Series 1997B (h)                    5.75       9/01/18     11,081
            District of Columbia (3.4%)
            GO,
   27,750    Series 1993A                        5.80       6/01/04     29,427
    7,500    Series 1994A-3                      5.50       6/01/06      7,846
   11,780    Series E                            5.75       6/01/05     12,480
   12,000    Series E                            5.75       6/01/06     12,676
    6,250   Hospital RB, Series 1992B (a)        6.75       8/15/07      6,749
            Florida (1.8%)
            Dade County RB,
    7,410    Series 1996B (CRE) (2), (b)         5.90      10/01/10      4,100
    8,255    Series 1996B (CRE) (2), (b)         6.00      10/01/11      4,289
    8,610    Series 1996B (CRE) (2), (b)         6.10      10/01/12      4,188
    8,760    Series 1996B (CRE) (2), (a), (b)    6.20      10/01/13      4,158
    5,000   Housing Finance Agency MFH RB,
             Series 1984C                        6.25      12/01/06      5,231
    2,805   Miami Health Facilities Auth. RB,
             Series 1988A                        7.75       8/01/00      2,893
    5,935   Nassau County PCRB, Series 1989      7.65       6/01/06      6,203
    5,000   North Miami Educational Facilities
             RB                                  6.10       4/01/13      5,245
            Georgia (0.8%)
    7,300   Gwinnett County MFH RB,
             Series 1985B (CRE)                  7.50       6/01/98      7,331
    8,760   Metropolitan Atlanta Rapid Transit
             RB, Series M                        6.25       7/01/03      9,439
            Hawaii (0.3%)
            Department of Budget and Finance RB,
    1,100    Series 1998 (c)                     5.25       7/01/13      1,093
      700    Series 1998 (c)                     5.35       7/01/18        695
    5,000   Housing Finance and Development
             Corp. RB, Series 1997B              5.45       7/01/17      5,092
            Illinois (4.3%)
    2,770   Bedford Park Tax Increment RB,
             Series 1993                         7.38      12/01/04      3,248
    4,880   Boone, McHenry and Dekalb Counties
             Community Unit School District GO,
             Series 1997 (CRE) (4), (b)          5.30      12/01/13      2,177
   21,235   Chicago-O'Hare International Airport
             RB, Series 1994A (CRE) (1), (g)     6.20       1/01/07     23,590
    7,460   Cook County Forest Preserve District
             GO, Series 1996 (CRE) (1)           5.80      11/01/16      7,863
   10,110   Development Finance Auth. RB,
             Series 1995                         7.00       3/01/07     11,332
            Health Facilities Auth. RB,
    2,010    Series 1989 (a)                     7.75       5/15/00      2,138
    6,700    Series 1992                         7.00       1/01/07      7,290
    8,000    Series 1993B (CRE) (1)              5.75       8/15/14      8,385
    3,150    Series 1996                         6.00       1/01/06      3,411
    7,815    Series 1996                         6.38       1/01/15      8,478
    5,000    Series 1996A                        6.00      11/15/15      5,292
    1,015   Independent Higher Education Loan
             Auth. RB, Series 1985 (CRE)         7.50      12/01/99      1,024
   10,000   Will County Community School
             District GO, Series B
             (CRE) (4), (b)                      5.50      11/01/14      4,289
            Indiana (3.0%)
            Health Facility Financing Auth. RB,
    5,900    Series 1993 (a)                     5.90      11/01/09      6,054
   16,800    Series 1994 (a)                     6.20       7/01/09     17,536
    1,400    Series 1998 (c)                     5.25       2/15/18      1,375
    6,000   Indianapolis Economic Development RB,
             Series 1996                         6.05       1/15/10      6,436
            Marion County Hospital Auth. RB,
    8,400    Series 1992 (a)                     6.10      10/01/03      8,784
    6,500    Series 1992 (a)                     6.55      10/01/08      7,038
            Pike Township School Building
             Corp. RB,
    4,600    Series 1992A                        6.00       2/01/06      4,930
    4,700    Series 1992A                        6.00       8/01/06      5,038
    3,150   Scottsburg Economic Development RB,
             Series 1990                         7.13       3/01/99      3,241
    1,150   St. Joseph County Economic
             Development RB, Series 1997         5.45       2/15/17      1,152
            Iowa (1.0%)
    6,000   Finance Auth. RB, Series 1998A
             (CRE) (1), (c)                      5.25       7/01/15      6,020
    3,280   Higher Education Loan Auth. RB (CRE) 6.13      10/01/16      3,580
   10,000   Student Loan Liquidity Corp. RB,
             Series 1992A (g)                    6.45       3/01/02     10,630
            Louisiana (1.3%)
            Orleans Levee District RB,
    7,620    Series 1986 (CRE) (4)               5.95      11/01/14      8,296
    7,655    Series 1986 (CRE) (4)               5.95      11/01/15      8,257
    7,015    Series A (CRE) (4)                  5.95      11/01/10      7,738
    1,400   Public Facilities Auth. RB, Series
             1997B                               5.63       8/01/17      1,441
            Maine (2.2%)
   41,400   Bucksport Solid Waste Disposal RB    6.25       5/01/10     44,024
            Maryland (1.5%)
            Community Development
             Administration RB,
   22,250    1997 First Series                   5.60       4/01/18     23,064
    8,000    Series 1996A                        5.88       7/01/16      8,433
            Massachusetts (1.7%)
   15,000   State GO, Series 1991D (g)           6.63       7/01/03     16,336
    3,640   Housing Finance Agency RB,
             Series 1992C                        6.35      11/15/03      3,906
    8,400   Industrial Finance Agency RB,
             Series 1989A                        7.10       8/01/99      8,750
    5,000   Municipal Wholesale Electric Co.
             Power Supply Systems RB, Series
             1993 (CRE) (2)                      5.45       7/01/18      5,090
            Michigan (2.6%)
    8,000   Detroit Building Auth. RB,
             Series 1996A (CRE)                  6.15       2/01/11      8,547
    4,450   Detroit GO, Series 1996B (CRE) (3)   5.50       4/01/14      4,585
   23,330   Dickinson County Economic
             Development Corp. RB, Series 1989   6.55       3/01/07     24,848
            Higher Education Facilities Auth. RB,
    2,390    Series 1998                         5.35       6/01/13      2,409
    1,550    Series 1998                         5.55       6/01/17      1,562
            Hospital Finance Auth. RB,
    5,000    Series 1995A (a)                    7.50      10/01/07      6,059
      325    Series 1996                         5.90      10/01/04        347
      100    Series 1996                         6.00      10/01/05        108
      150    Series 1996                         6.10      10/01/06        163
      160    Series 1996                         6.20      10/01/07        176
    2,600    Series 1996                         6.25      10/01/16      2,793
    2,000    Series 1998A                        5.38      10/01/13      2,001
      400   Strategic Fund Limited Obligation RB,
             Series 1998                         5.30       7/01/18        396
            Minnesota (1.7%)
    4,205   Maplewood Health Care Facility RB,
             Series 1996                         5.95      11/15/06      4,433
            South St. Paul Housing and Redevelopment
             Auth. Hospital Facility RB,
   13,500    Series 1994                         6.50      11/01/04     14,545
    9,095    Series 1994                         6.75      11/01/09      9,906
            St. Paul Housing and Redevelopment
             Auth. Hospital RB,
    4,000    Series 1997A                        5.70      11/01/15      4,090
    1,000    Series 1997B                        5.85      11/01/17      1,027
            Mississippi (1.9%)
    1,000   Jones County Hospital RB, Series
             1997                                5.50      12/01/17      1,001
            Lafayette County Hospital RB,
      550    Series 1991A (a)                    7.70       3/01/03        597
    2,850    Series 1991B (a)                    7.70       3/01/03      3,091
   15,885    Series 1997                         5.50       3/01/09     16,299
    3,720   Prentiss County Hospital RB, Series
             1985                                6.50       2/01/05      3,807
            Union County Hospital RB,
      840    Series 1991A (a)                    7.70       3/01/03        913
    1,565    Series 1991B (a)                    7.70       3/01/03      1,700
   11,170    Series 1997                         5.50       3/01/09     11,461
            Missouri (0.1%)
    2,000   State Health and Educational
             Facilities Auth. RB, Series 1997    5.75       2/01/17      2,064
            Montana (0.3%)
    5,000   Montana Health Facility Auth.
             Hospital RB, Series 1997            5.50       6/01/11      5,191
            Nebraska (0.4%)
            Cass County School District 001 GO,
    2,800    Series 1998 (CRE) (2)               5.00      12/15/14      2,747
    2,000    Series 1998 (CRE) (2)               5.00      12/15/19      1,948
            Investment Finance Auth. Hospital RB,
      870    Series 1997 (CRE) (5)               5.30      11/15/12        879
    2,000    Series 1997 (CRE) (5)               5.45      11/15/17      2,013
            Nevada (0.9%)
   16,640   Clark County School District GO,
             Series 1991B (CRE) (3), (b)         6.24       3/01/04     12,840
    3,000   Housing Division SFH RB, Series
             1995D-1                             5.90      10/01/14      3,115
    2,000   Reno Hospital RB, Series 1998
             (CRE) (1)                           5.00       5/15/18      1,938
            New Hampshire (0.6%)
            Higher Educational and Health Facilities
             Auth. RB,
      915    Series 1985A (CRE) (3)              7.50      12/01/00        918
    1,775    Series 1990                         8.50      12/01/01      1,838
    3,000    Series 1997 (CRE)                   5.80      10/01/12      3,078
    5,055    Series 1997 (CRE)                   5.90      10/01/18      5,187
      700    Series 1998                         5.25      10/01/18        694
            New Jersey (2.9%)
    6,150   Camden County Improvement Auth. RB,
             Series 1997                         5.88       2/15/15      6,400
            Economic Development Auth. RB,
   15,000    Series 1994A (CRE) (1)              5.88       7/01/11     16,083
    2,000    Series 1997A                        5.75      12/01/16      2,058
   31,260   Turnpike Auth. RB, Series 1991A      6.50       1/01/03     34,107
            New Mexico (0.3%)
    6,200   Chaves County Hospital RB, Series
             1992                                7.25      12/01/10      6,814
            New York (20.2%)
            Dormitory Auth. Mental Health
             Services Facilities Improvement RB,
    2,055    Series 1997A                        5.75       2/15/10      2,194
    2,000    Series 1997A                        5.75       2/15/11      2,124
    2,000    Series 1997A                        5.75       2/15/12      2,115
    2,460    Series 1997B                        5.75       2/15/10      2,627
    4,050    Series 1997B                        5.75       2/15/12      4,283
    4,675    Series 1997B                        5.50       8/15/17      4,790
            Dormitory Auth. RB,
    7,625    Series 1993A                        5.88       5/15/11      8,357
   10,300    Series 1993A                        5.63       5/15/13     10,557
    2,725    Series 1994B                        5.90       5/15/06      2,960
    2,500    Series 1994B (a)                    6.00       5/15/07      2,766
    1,000    Series 1995A                        5.88       5/15/07      1,089
    2,000    Series 1995A                        5.90       5/15/08      2,172
    3,500    Series 1995A                        6.00       5/15/09      3,795
    2,250    Series 1995A                        6.00       5/15/10      2,446
    2,175    Series 1995A                        6.00       5/15/11      2,358
    5,000    Series 1996                         5.50       7/01/09      5,231
    3,495    Series 1996B                        6.50       8/15/10      4,032
   13,730    Series 1997-1                       5.25       7/01/14     13,669
    3,560    Series 1998G                        5.30       2/15/19      3,538
    5,000    Series 1998J                        5.20       2/15/15      4,941
    4,000    Series 1998J                        5.20       2/15/16      3,946
    1,760    Series 1998J                        5.30       2/15/17      1,756
    4,065   Dormitory Auth. RB , Lutheran Center
             at Poughkeepsie, Series 1997 (CRE)  6.00       7/01/14      4,382
            Dormitory Auth. RB, New York City
             University,
    5,000    1996 Series 2                       6.00       7/01/09      5,425
    1,760    1996 Series 2                       6.00       7/01/10      1,910
    5,500    Series 1993A                        5.75       7/01/13      5,885
    2,680   Dormitory Auth. RB, Nyack Hospital,
             Series 1996                         6.00       7/01/06      2,894
            Dormitory Auth. State University
             Educational Facilities RB,
   14,120    Series 1996                         5.75       5/15/13     14,878
    7,000    Series 1996                         5.75       5/15/16      7,344
            Environmental Facilities Corp. PCRB,
    5,135    Series 1991E (a)                    6.40       6/15/03      5,583
    1,415    Series 1991E                        6.40       6/15/03      1,533
            Housing Finance Agency Service
             Contract RB,
    2,275    Series 1995A                        6.25       9/15/10      2,482
    4,420    Series 1996A                        6.00       9/15/16      4,717
            Medical Care Facilities Finance
             Agency RB,
    5,000    Series 1994A (CRE) (2), (a)         6.40       2/15/07      5,673
    5,000    Series 1994A (CRE) (2), (a)         6.50       2/15/08      5,702
   10,000    Series 1994A                        6.13       8/15/13     10,617
    2,675    Series 1995A                        6.70       2/15/05      3,040
    2,750    Series 1995A (a)                    6.70       8/15/05      3,167
    2,860    Series 1995A (a)                    6.75       2/15/06      3,302
    2,940    Series 1995A (a)                    6.75       8/15/06      3,394
    3,045    Series 1995A (a)                    6.80       2/15/07      3,523
    3,130    Series 1995A (a)                    6.80       8/15/07      3,622
    7,670    Series 1995A                        6.00      11/15/10      8,389
    5,700    Series 1995A (a)                    6.80       8/15/12      6,596
   22,230   Metropolitan Transportation Auth.
             Service Contract RB, Series P       5.75       7/01/15     22,959
    1,420   Mortgage Agency RB, Series EE-1      7.75      10/01/00      1,472
    3,235   New York City Capital Improvement
             Bonds 34th St. Partnership, Series
             1993                                5.50       1/01/14      3,291
            New York City GO,
    1,375    Series 1991D                        8.00       8/01/99      1,450
   10,160    Series 1991D                        8.00       8/01/99     10,703
   11,245    Series 1992H (a)                    6.88       2/01/04     12,487
    1,535    Series 1992H                        6.88       2/01/04      1,679
   16,045    Series 1993B (a)                    6.75      10/01/04     17,931
      955    Series 1993B                        6.75      10/01/04      1,050
    1,700    Series 1993C (a)                    6.50       8/01/04      1,877
    7,300    Series 1993C                        6.50       8/01/04      7,935
   15,000    Series 1994A                        6.25       8/01/08     16,350
   10,000    Series 1996G                        5.75       2/01/10     10,584
    5,000    Series 1997I                        6.00       4/15/12      5,358
    9,000    Series 1998F                        5.25       8/01/12      9,046
   10,000    Series 1998G                        5.00       8/01/15      9,706
   13,000   New York City Municipal Assistance
             Corp. RB, Series 67 (a)             7.30       7/01/00     13,813
            New York City Municipal Water
             Finance RB,
    3,295    Series 1992A                        6.70       6/15/03      3,541
    3,345    Series 1992A (a)                    6.70       6/15/03      3,632
            Thruway Auth. RB,
    7,500    Series 1995                         6.00       4/01/09      8,091
    2,150    Series 1995                         6.10       4/01/10      2,322
            Urban Development Corp. RB,
   20,955    Series 1993                         5.75       1/01/13     21,614
   21,700    Series 1993                         5.50       1/01/15     21,930
            North Carolina (0.9%)
            Municipal Power Agency RB,
    6,000    Series 1992                         6.00       1/01/04      6,432
   12,360    Series 1998A (CRE) (1), (c)         5.13       1/01/17     12,264
            Ohio (0.7%)
    6,750   Dayton Special Facilities RB,
             Series 1988C                        6.05      10/01/09      7,358
    2,650   Franklin County Health Care
             Facilities RB, Series 1997          5.50       7/01/17      2,630
    4,000   IDA RB, Series 1992                  5.75       2/01/02      4,292
            Oklahoma (0.9%)
            Holdenville Industrial Auth. RB,
    1,650    Series 1995 (a)                     6.60       7/01/10      1,925
    3,250    Series 1995 (a)                     6.70       7/01/15      3,814
            Industries Auth. Health
             Facilities RB,
    2,350    Series 1989A (a)                    7.30       6/01/01      2,491
    2,045    Series 1989A                        7.30       6/01/01      2,163
    2,355   Tulsa County Home Finance Auth. RB,
             Series 1990 (CRE) (2)               7.10       5/01/02      2,617
    4,500   Valley View Hospital Auth. RB,
             Series 1996                         5.75       8/15/06      4,728
            Oregon (0.1%)
    1,250   Clackamas County Hospital Facility
             Auth. RB, Series 1997               6.10      11/01/12      1,310
            Pennsylvania (3.9%)
   35,000   Finance Auth. RB                     6.60      11/01/09     38,880
    9,440   State GO, Second Series 1992 (b)     6.11       7/01/04      7,194
    3,565   Housing Finance Agency RB,
             Series 1992                         5.90       7/01/04      3,785
    6,000   Montgomery County IDA RB,
             Series 1996B                        5.63      11/15/12      6,181
   17,500   Philadelphia Water and Wastewater RB,
             Series 1993 (CRE) (3)               5.65       6/15/12     18,265
    5,000   York County IDA RB, Series 1992      6.25       7/01/02      5,380
            Puerto Rico (4.5%)
            Electric Power Auth. RB,
    5,000    Series S                            7.00       7/01/06      5,840
    4,420    Series X                            5.80       7/01/09      4,762
    4,500    Series X                            5.90       7/01/10      4,860
    4,000    Series X                            6.00       7/01/11      4,331
    4,220    Series Z                            5.50       7/01/12      4,363
   22,200   Housing Bank and Finance Agency RB   7.50      12/01/06     25,925
    8,005   Municipal Finance Agency RB,
             Series 1992A                        5.80       7/01/04      8,576
   14,060   Public Building Auth. GO, Series K   6.50       7/01/03     15,427
            Public Improvement GO,
    7,500    Series 1994                         6.10       7/01/06      8,230
    7,825    Series 1994                         6.20       7/01/07      8,606
            Rhode Island (1.5%)
            Health and Educational Building
             Corp. RB,
    3,385    Series 1996 (CRE) (1)               5.50       5/15/12      3,522
    7,600    Series 1996 (CRE) (1)               5.50       5/15/16      7,816
            Housing and Mortgage Finance
             Corp. RB,
    6,180    Series 15-B                         6.30      10/01/07      6,571
    7,600    Series 1995A (CRE) (2)              5.70       7/01/07      8,070
    3,870    Series 25A                          5.60      10/01/17      3,976
            South Carolina (0.7%)
            Connector 2000 Association Inc.
             Toll Road RB,
    6,400    Series 1998B (b)                    5.73       1/01/16      2,356
    8,800    Series 1998B (b)                    5.73       1/01/17      3,061
    9,100    Series 1998B (b)                    5.75       1/01/18      2,981
    9,400    Series 1998B (b)                    5.75       1/01/19      2,909
    3,000   Marion County Hospital District
             RB (CRE) (9)                        5.50      11/01/15      3,064
            South Dakota (0.3%)
    5,400   Rapid City IDA RB, Series 1990       7.25      11/01/00      5,823
            Tennessee (0.8%)
   24,540   Housing Development Agency RB,
             Issue 97-3B (b)                     5.73       7/01/16      8,916
    3,000   Knox County Health, Educational and
             Housing Facilities Board RB,
             Series 1996 (CRE) (9)               5.50       4/15/11      3,125
    4,325   Memphis Shelby County Airport Auth.
             Special Facilities RB, Series 1997  5.35       9/01/12      4,430
            Texas (6.7%)
            Bastrop ISD GO,
    1,855    Series 1997 (CRE) (13), (b)         5.55       2/15/14        822
    3,030    Series 1997 (CRE) (13), (b)         5.55       2/15/15      1,266
    3,055    Series 1997 (CRE) (13), (b)         5.60       2/15/16      1,208
    3,155    Series 1997 (CRE) (13), (b)         5.60       2/15/17      1,178
   12,000   Bexar County Health Facilities
             Development Corp. RB,
             Series 1993 (CRE) (4)               5.88      11/15/10     12,965
    1,695   Brazos County Health Facilities RB,
             Series 1989B (a)                    7.50       1/01/01      1,761
    4,365   Cass County IDC PCRB, Series 1997B   5.35       4/01/12      4,511
            Fort Worth Higher Education Finance
             Corp. RB,
      515    Series 1997A                        5.50      10/01/06        544
      545    Series 1997A                        5.50      10/01/07        576
      575    Series 1997A                        5.63      10/01/08        610
    2,670    Series 1997A                        6.00      10/01/12      2,845
   15,400   Gulf Coast Waste Disposal Auth. PCRB,
             Series 1992                         6.13      11/01/04     16,899
    6,200   Gulf Coast Waste Disposal Auth. RB,
             Series 1994                         5.70       5/01/06      6,658
    2,070   Harrison County Health Facilities
             Development Corp. RB,
             Series 1998 (CRE) (7)               5.50       1/01/18      2,090
            Houston Water and Sewer Systems RB,
      175    1992B (a)                           6.00      12/01/04        191
    4,825    1992B                               6.00      12/01/04      5,198
   11,700   Lower Colorado River Auth. RB,
             Series 1992 (CRE) (2), (b)          6.45       1/01/03      9,511
    8,565   Municipal Power Agency RB,
             Series 1987                         5.50       9/01/13      8,572
   21,050   Port Corpus Christi IDC RB,
             Series 1997B                        5.40       4/01/18     21,122
   11,790   Public Finance Auth. RB
             (CRE) (1), (b)                      6.06       2/01/04      9,110
            San Antonio Electric and Gas
             Systems RB,
    3,005    Series 1989 (a)                     7.00       2/01/01      3,131
    1,185    Series 1989                         7.00       2/01/01      1,233
   10,000    Series 1991B (CRE) (3), (b)         6.38       2/01/04      7,727
    4,000   Trinity River IDA RB                 7.25       2/01/04      4,548
    5,825   Tyler Health Facilities Development
             Corp. Hospital RB, Series 1993B     6.63      11/01/11      6,224
    1,000   Tyler Health Facilities Development
             Corp. RB, Series 1997A              5.63       7/01/13      1,007
    5,435   Water Resources Finance Auth. RB,
             Series 1989                         7.25       2/15/01      5,616
            Utah (2.2%)
      510   Housing Finance Agency RB,
             Series 1985B                        5.30       7/01/07        511
            Intermountain Power Agency RB,
    8,105    Series 1987A (CRE) (1)              5.00       7/01/12      8,104
   16,430    Series 1988B (CRE) (1), (b)         6.48       7/01/03     13,054
   21,895    Series 1988B (CRE) (1), (b)         6.18       7/01/04     16,599
    7,000   Juab County PCRB, Series 1991 (d)    6.00       8/01/11      6,982
            Virginia (0.8%)
   11,100   Housing Development Auth.
             Commonwealth Mortgage RB,
             Series 1990B, Subseries B5          6.90       7/01/13     11,532
    5,000   Isle of Wight County IDA PCRB,
             Series 1994                         5.80       5/01/04      5,212
            Washington (1.5%)
   15,800   GO, Series R-1989B                   7.20       9/01/00     16,022
    3,255   Health Care Facilities Auth. RB,
             Series 1997A (CRE) (1)              5.13       8/15/17      3,206
    5,500   King County GO, Series 1993A         5.90      12/01/07      5,895
            State Health Care Facilities
             Auth. RB,
    2,500    Series 1998 (CRE) (5)               5.25       8/15/17      2,474
    2,500    Series 1998 (CRE) (5)               5.30       8/15/18      2,500
            West Virginia (0.9%)
   16,940   School Building Auth. RB,
             Series 1994                         6.25       7/01/04     18,581
            Wisconsin (1.4%)
            Health and Educational Facilities
             Auth. RB,
   11,500    Series 1993 (CRE) (1)               5.25       8/15/12     11,580
    4,130    Series 1995A (CRE) (2)              5.25       8/15/12      4,186
    5,000    Series 1998A (CRE) (2)              5.13       8/15/20      4,879
            Professional Baseball Park
             District RB,
    2,540    Series 1996 (CRE) (1)               5.55      12/15/14      2,664
    2,275    Series 1996 (CRE) (1)               5.60      12/15/15      2,392
    2,750    Series 1996 (CRE) (1)               5.65      12/15/16      2,899
            Wyoming (0.1%)
      210   Farm Loan Board COP,
             Series 1989 (CRE) (14)              6.50      12/01/99        211
------------------------------------------------------------------------------
            Total fixed rate instruments
             (cost: $1,746,649)                                      1,877,164
------------------------------------------------------------------------------

                             PUT BONDS (6.2%)
            Alabama (0.2%)
    4,000   Housing Finance Auth. MFH RB,
             Series 1992C (CRE) (6)              5.90       8/01/07      4,086
            California (0.2%)
    3,535   Woodland MFH RB, Series 1994A        6.05      12/01/24      3,724
            Florida (1.0%)
    9,880   Broward County Housing Finance Auth.
             MFH RB, Series 1991 (CRE) (8)       7.20       5/01/07     10,154
            Housing Finance Agency MFH RB,
    4,290    Series 1996R-1 (CRE) (6)            5.65      12/01/26      4,494
    4,500    Series 1996S-1 (CRE) (6)            5.65      12/01/26      4,713
            Illinois (1.4%)
   13,420   Arlington Heights MFH RB,
             Series 1991 (CRE) (8)               7.25       5/01/11     13,805
   14,295   Hoffman Estates MFH RB, Series 1996  5.75       6/01/21     15,074
            Kansas (0.3%)
    6,590   Merriam MFH RB, Series 1991A
             (CRE) (8)                           7.25       4/01/21      6,888
            Louisiana (0.2%)
    4,360   Shreveport Home Mortgage Auth. RB,
             Series 1995A (CRE) (6)              6.40       9/01/25      4,655
            New Mexico (0.6%)
            Bernalillo County MFH RB,
    7,700    Series 1994A (CRE) (6)              6.50      10/01/19      8,192
    3,320    Series 1995 (CRE) (6)               5.80      11/01/25      3,477
            Ohio (0.3%)
    5,500   Montgomery County IDA RB,
             Series 1992 (CRE)                   6.50       2/01/07      6,050
            Pennsylvania (0.4%)
            Philadelphia IDA RB,
    3,500    Series 1997A                        6.50      10/01/27      3,772
    4,000    Series 1997B                        6.50      10/01/27      4,311
            Texas (0.1%)
    2,500   Gregg County Housing Finance Corp.
             RB, Series 1995A (CRE) (6)          6.40       9/01/25      2,673
            Utah (0.9%)
            Salt Lake County MFH RB,
   10,240    Series 1995A-1 (CRE) (5)            5.70      10/01/25     10,775
    6,500    Series 1995B-1 (CRE) (5)            5.70      10/01/25      6,840
            Washington (0.6%)
            Chelan County Public Utility
             District #1 RB,
    5,650    Series E                            5.70       7/01/68      5,945
    6,845    Series E                            5.70       7/01/68      7,203
------------------------------------------------------------------------------
            Total put bonds (cost: $120,135)                           126,831
------------------------------------------------------------------------------

                      VARIABLE RATE DEMAND NOTES (1.4%)
            California (0.2%)
    3,000   Chula Vista MFH RB, Series
             1992A (CRE)                         3.30       3/01/05      3,000
    1,600   Statewide Communities Development
             Auth. COP, Series 1996 (CRE)        3.75       6/01/26      1,600
            Connecticut (0.2%)
    3,600   Health and Educational Facilities
             Auth. RB, Series 1997B (CRE)        3.60       7/01/04      3,600
            District of Columbia (0.1%)
    1,075   GO, Series 1991B-1 (CRE)             3.85       6/01/03      1,075
            Illinois (0.3%)
    6,600   Housing Development Auth. RB,
             Series 1985U (CRE)                  4.40       1/01/08      6,600
            Texas (0.6%)
   13,110   Port Arthur Navigation District
             IDC PCRB, Series 1985 (CRE)         4.00       5/01/03     13,110
------------------------------------------------------------------------------
            Total variable rate demand notes
             (cost: $28,985)                                            28,985
------------------------------------------------------------------------------
            Total investments (cost: $1,895,769)                    $2,032,980
==============================================================================



                            PORTFOLIO SUMMARY BY INDUSTRY
                            -----------------------------

                        Hospitals                           15.3%
                        General Obligations                 12.2
                        Escrowed Bonds                      10.6
                        Multi-Family Housing                 8.5
                        Electric/Gas  Utilities - Municipal  7.4
                        Single-Family  Housing               4.5
                        Education                            4.3
                        Paper &  Forest  Products            4.3
                        Appropriated  Debt                   3.8
                        Toll  Roads                          3.5
                        Special Assessment/Tax/Fee           2.9
                        Real  Estate  Tax/Free               2.4
                        Finance  -  Municipal                2.3
                        Buildings                            2.1
                        Nursing/Continuing  Care  Centers    2.1
                        Water/Sewer  Utilities - Municipal   1.7
                        Healthcare - Miscellaneous           1.6
                        Student Loans                        1.5
                        Airport/Port                         1.2
                        Gaming Companies                     1.0
                        Oil & Gas - Refining/Manufacturing   1.0
                        Other                                5.5
                                                           -----
                        Total                               99.7%
                                                           =====


                              PORTFOLIO SUMMARY BY STATE
                              --------------------------

                         Alabama                            .3%
                         Alaska                             .6
                         Arizona                            .4
                         Arkansas                           .9
                         California                        6.6
                         Colorado                          1.5
                         Connecticut                       1.5
                         District of Columbia              3.5
                         Florida                           2.8
                         Georgia                            .8
                         Hawaii                             .3
                         Illinois                          6.0
                         Indiana                           3.0
                         Iowa                              1.0
                         Kansas                             .3
                         Louisiana                         1.5
                         Maine                             2.2
                         Maryland                          1.5
                         Massachusetts                     1.7
                         Michigan                          2.6
                         Minnesota                         1.7
                         Mississippi                       1.9
                         Missouri                           .1
                         Montana                            .3
                         Nebraska                           .4
                         Nevada                             .9
                         New Hampshire                      .6
                         New Jersey                        2.9
                         New Mexico                         .9
                         New York                         20.2
                         North Carolina                     .9
                         Ohio                              1.0
                         Oklahoma                           .9
                         Oregon                             .1
                         Pennsylvania                      4.3
                         Puerto Rico                       4.5
                         Rhode Island                      1.5
                         South Carolina                     .7
                         South Dakota                       .3
                         Tennessee                          .8
                         Texas                             7.4
                         Utah                              3.1
                         Virginia                           .8
                         Washington                        2.1
                         West Virginia                      .9
                         Wisconsin                         1.4
                         Wyoming                            .1
                                                          ----
                         Total                            99.7%
                                                          ====



USAA SHORT-TERM FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
(IN THOUSANDS)

March 31, 1998


  Principal                                      Coupon      Final      Market
   Amount          Security                       Rate     Maturity     Value
-------------------------------------------------------------------------------
                         FIXED RATE INSTRUMENTS (69.6%)
            Alaska (0.8%)
            North Slope Borough GO,
$   7,000    Series 1988G                        8.35%      6/30/98    $ 7,078
    1,250    Series 1995A (CRE) (1), (b)         4.85       6/30/99      1,191
            Arizona (1.8%)
    1,750   Educational Loan Marketing Corp. RB,
             Series 1992A                        6.70       3/01/00      1,823
            Maricopa County Hospital RB,
    2,545    Series 1997                         4.75       4/01/99      2,564
    2,665    Series 1997                         5.00       4/01/00      2,701
    2,525    Series 1997                         5.10       4/01/01      2,572
    2,260    Series 1997                         5.25       4/01/02      2,320
    3,045    Series 1997                         5.35       4/01/03      3,144
    2,180    Series 1997                         5.35       4/01/04      2,256
            California (3.1%)
    2,550   Central Valley Cogeneration RB,
             Series 1993                         5.40       7/01/00      2,620
    4,600   Pleasanton Joint Powers Financing
             Auth. RB, Series 1993A              5.20       9/02/98      4,622
            Sacramento Cogeneration Auth. RB,
    1,000    Series 1995                         5.70       7/01/00      1,033
    1,000    Series 1995                         5.80       7/01/01      1,045
      900    Series 1995                         5.90       7/01/02        952
      900    Series 1995                         6.00       7/01/03        963
   12,615   San Joaquin Hills Transportation
             Corridor Agency Senior Lien RB (b)  7.10       1/01/00     11,769
    3,500   San Joaquin Hills Transportation
             Corridor Agency Senior Lien RB (b)  7.16       1/01/01      3,130
    1,500   Statewide Communities Development
             Auth. COP                           4.80       1/01/00      1,508
    1,500   Statewide Communities Development
             Auth. COP                           5.00       1/01/01      1,508
    1,000   Statewide Communities Development
             Auth. COP                           5.10       1/01/02      1,006
            Connecticut (1.1%)
            Mashantucket (Western) Pequot Tribe
             RB,
    1,000    Series 1996A (h)                    6.25       9/01/01      1,066
    1,000    Series 1996A (h)                    6.25       9/01/01      1,062
    1,250    Series 1996A (h)                    6.25       9/01/02      1,352
    1,250    Series 1996A (h)                    6.25       9/01/02      1,344
    1,480    Series 1996A (h)                    6.25       9/01/03      1,620
    1,520    Series 1996A (h)                    6.25       9/01/03      1,649
    1,235    Series 1996A (h)                    6.50       9/01/06      1,410
    1,265    Series 1996A (h)                    6.50       9/01/06      1,421
            District of Columbia (2.4%)
   18,790   GO, Series 1994A-3 (g)               4.70       6/01/99     18,932
            Hospital RB,
    1,450    Series 1996A (CRE) (1)              5.00       8/15/02      1,493
    1,530    Series 1996A (CRE) (1)              5.50       8/15/03      1,616
    1,610    Series 1996A (CRE) (1)              5.50       8/15/04      1,709
            Florida (0.5%)
    1,470   Nassau County PCRB, Series 1992      5.60       6/01/00      1,505
    1,115   Orange County Health Facilities Auth.
             RB, Series 1995                     5.63       7/01/01      1,148
            Palm Beach County Health Facilities
             Auth. RB,
      395    Series 1997                         4.80      10/01/02        398
      315    Series 1997                         5.00      10/01/03        319
      435    Series 1997                         5.00      10/01/04        440
      460    Series 1997                         5.10      10/01/05        466
      480    Series 1997                         5.20      10/01/06        488
      345    Series 1997                         5.30      10/01/07        351
            Georgia (0.4%)
    4,000   Camden County Development Auth. PCRB,
             Series 1997                         5.25       4/01/02      4,128
            Guam (4.1%)
            GO,
   18,310    Series 1994A                        5.75       8/15/99     18,733
    2,000    Series 1994A                        5.25       9/01/99      2,024
    5,000    Series 1995A                        5.38       9/01/00      5,055
   10,000    Series 1995A                        5.50       9/01/01     10,109
            Power Auth. RB,
    1,640    Series 1994A                        5.50      10/01/99      1,678
    1,725    Series 1994A                        5.60      10/01/00      1,786
            Illinois (3.0%)
   16,265   Chicago Water RB, Series 1997
             (CRE) (3), (b)                      5.00      11/01/05     11,572
    9,000   Cook County GO, Series 1989
             (CRE) (1), (a)                      7.38      11/01/08      9,673
    1,285   Development Finance Auth. RB,
             Series 1995                         6.25       3/01/99      1,312
    2,045   Health Facilities Auth. RB,
             Series 1996                         5.60       1/01/02      2,131
    4,015   Hodgkins Tax Increment RB,
             Series 1995A                        6.90      12/01/01      4,181
            Indiana (3.8%)
    6,745   Development Finance IDA RB,
             Series 1996                         4.80       6/01/00      6,844
            Health Facility Financing Auth. RB,
   20,300    Series 1993 (a)                     5.40      11/01/05     21,074
    8,400    Series 1994 (a)                     5.38       7/01/01      8,595
            Louisiana (4.7%)
   11,310   De Soto Parish PCRB, Series 1993A    5.05      12/01/02     11,681
            Jefferson Parish School Board Sales
             and Use Tax RB,
    3,170    Series 1998 (CRE) (4), (b), (c)     4.80       9/01/07      2,041
    2,090    Series 1998 (CRE) (4), (b), (c)     4.90       3/01/08      1,307
    6,581   New Orleans Master Lease Agreement,
             #2300-1 (e)                         7.99       2/01/02      6,915
            Offshore Terminal Auth. RB,
    7,920    Series 1992B                        6.00       9/01/01      8,334
    5,000    Series 1992B                        6.20       9/01/03      5,401
    5,830    Series 1994B                        5.85       9/01/00      6,047
    3,440   St. Charles Parish PCRB              7.63       6/01/03      3,559
            Maine (1.4%)
            Jay PCRB,
    5,500    Series 1994A                        4.65       9/01/02      5,601
    8,305    Series 1994B                        4.70       6/01/02      8,466
            Massachusetts (2.4%)
            New England Education Loan Marketing
             Corp. RB,
   17,000    Series 1985A                        5.80       3/01/02     17,915
    5,000    Series 1992A                        6.13       9/01/99      5,154
            Michigan (2.1%)
            Hospital Finance Auth. RB,
    3,500    Series 1995                         7.00      10/01/01      3,775
    3,500    Series 1995A                        6.80      10/01/00      3,697
      210    Series 1996                         4.70      10/01/98        211
      245    Series 1996                         5.00      10/01/99        248
      255    Series 1996                         5.30      10/01/00        261
      130    Series 1996                         5.50      10/01/01        135
      275    Series 1996                         5.70      10/01/02        288
      285    Series 1996                         5.80      10/01/03        302
    2,500    Series 1998A                        5.50      10/01/06      2,601
    1,500    Series 1998A                        5.50      10/01/07      1,561
    1,000    Series 1998A                        5.50      10/01/08      1,039
    5,800   Monroe Economic Development Corp.
             PCRB, Series 1997                   5.00       2/01/03      5,956
            Minnesota (1.3%)
    5,850   Minneapolis Temporary Parking Ramp
             RB, Series 1997A                    4.75       6/01/00      5,864
            St. Paul Housing and Redevelopment
             Auth. Hospital RB,
      675    Series 1997A                        5.00      11/01/03        683
    1,410    Series 1997A                        5.10      11/01/04      1,433
    1,485    Series 1997A                        5.20      11/01/05      1,515
    1,560    Series 1997A                        5.30      11/01/06      1,601
    1,645    Series 1997A                        5.35      11/01/07      1,692
            Mississippi (1.6%)
            Jones County Hospital RB,
    1,000    Series 1997                         5.00      12/01/05      1,020
    1,105    Series 1997                         5.10      12/01/07      1,132
    1,155    Series 1997                         5.20      12/01/08      1,184
    6,810   Lafayette County Hospital RB,
             Series 1997                         5.00       3/01/02      6,893
    4,785   Union County Hospital RB,
             Series 1997                         5.00       3/01/02      4,858
            Nebraska (0.2%)
            Investment Finance Auth. Hospital RB,
      465    Series 1997 (CRE) (5)               4.90      11/15/05        475
      440    Series 1997 (CRE) (5)               5.00      11/15/06        452
      410    Series 1997 (CRE) (5)               5.00      11/15/07        421
      505    Series 1997 (CRE) (5)               5.05      11/15/08        517
            New Jersey (0.1%)
    1,050   Camden County Improvement Auth. RB,
             Series 1997                         4.75       2/15/00      1,056
            New York (15.9%)
            Dormitory Auth. RB,
    1,285    Series 1994B                        5.10       5/15/99      1,304
    2,190    Series 1994B                        5.30       5/15/00      2,248
    6,450    Series 1995A                        5.10       5/15/00      6,596
    6,350    Series 1995A                        5.25       5/15/01      6,555
    7,500    Series 1995A                        5.40       5/15/02      7,831
      705    Series 1996                         5.10       7/01/98        707
    1,160    Series 1996                         5.35       7/01/99      1,175
    1,170    Series 1996                         5.65       7/01/01      1,205
    3,245    Series 1996-2                       5.00       7/01/00      3,310
    1,285    Series 1996-2                       5.10       7/01/01      1,319
    5,000    Series 1998A (CRE) (5)              5.50       7/01/09      5,277
            Dormitory Auth. University Educational
             Facilities RB,
    1,000    Series 1996                         4.90       5/15/00      1,018
    1,350    Series 1996                         5.00       5/15/01      1,384
    1,000    Series 1996                         5.10       5/15/02      1,033
    1,250   Dormitory Department of Health RB,
             Series 1996                         4.75       7/01/01      1,270
   25,805   Environmental Facilities Corp. PCRB,
             Series 1994A                        5.50       6/15/99     26,337
    5,325   Medical Care Facilities Finance
             Agency RB, Series 1994A (CRE) (2)   5.80       2/15/01      5,573
            New York City GO,
      600    Series 1994D                        6.00       8/15/99        618
    9,400    Series 1994D                        6.00       8/15/99      9,670
      155    Series 1994H                        5.30       8/01/99        158
    7,845    Series 1994H                        5.30       8/01/99      7,994
    5,000    Series 1995A                        5.40       8/01/00      5,151
    5,000    Series 1995D                        6.50       2/01/02      5,377
    1,385    Series 1996K                        5.50       4/01/01      1,441
    1,940    Series 1996K                        5.50       4/01/01      2,011
    4,900    Series 1998F                        5.50       8/01/06      5,174
    6,420    Series 1998F                        5.50       8/01/07      6,789
    4,010   State COP                            4.90       2/01/02      4,084
    4,040   State COP                            4.90       8/01/02      4,124
    2,035   State COP                            5.00       2/01/03      2,081
   11,165   The City University of New York COP  5.75       8/15/03     11,846
    7,880   Thruway Auth. RB, Series 1995        5.10       4/01/01      8,080
            Urban Development Corp. RB,
    4,400    Series 1993                         5.25       1/01/03      4,545
    1,715    Series 7                            4.75       1/01/02      1,737
            North Carolina (1.1%)
   11,000   Eastern Municipal Power Agency RB,
             Series 1996A                        5.10       1/01/00     11,170
            Ohio (0.6%)
            Franklin County Health Care
             Facilities RB,
    1,000    Series 1997                         4.70       7/01/02      1,002
    1,000    Series 1997                         4.80       7/01/03      1,002
      500    Series 1997                         5.00       7/01/04        505
    1,425    Series 1997                         5.00       7/01/05      1,436
    1,000    Series 1997                         5.10       7/01/06      1,012
      475    Series 1997                         5.15       7/01/07        481
      600    Series 1997                         5.25       7/01/08        610
            Oklahoma (2.0%)
            Holdenville Industrial Auth. RB,
    1,115    Series 1995                         5.45       7/01/00      1,152
    1,380    Series 1995                         6.15       7/01/04      1,522
      510    Series 1995                         6.35       7/01/06        579
   15,000   Housing Development Auth. RB,
             Series 1997A                        4.75      12/01/02     15,011
      990   Valley View Hospital Auth. RB,
             Series 1996                         5.00       8/15/98        994
            Pennsylvania (5.7%)
            Beaver County Finance Auth. RB,
   17,480    Series 1986A (CRE) (1), (a)         8.00      11/01/09     18,271
    8,545    Series 1986B (CRE) (1), (a)         8.00      11/01/09      8,932
    4,875   Delaware IDA Refunding RB,
             Series 1997A                        5.50       1/01/00      4,984
    4,435   East Hempfield Township IDA RB,
             Series 1996                         5.00       8/01/01      4,540
   17,290   Higher Education Assistance Agency
             Student Loan RB, Series 1985A
             (CRE) (3)                           6.80      12/01/00     18,462
            Puerto Rico (2.9%)
    8,843   Centro de Recaudaciones de Ingresos
             Municipales COP (e)                 6.85      10/17/03      9,196
            Electric Power Auth. RB,
    5,000    Series 1997AA                       5.00       7/01/03      5,173
    5,000    Series 1997AA                       5.00       7/01/04      5,180
    4,365    Series S                            6.00       7/01/99      4,489
    3,600    Series T                            6.00       7/01/99      3,702
            Tennessee (0.3%)
            Shelby County Hospital RB,
      500    Series 1993                         4.50      11/01/98        502
    2,500    Series 1993                         5.10      11/01/03      2,541
            Texas (3.8%)
            Abilene Higher Education Facilities
             Corp. RB,
    1,335    Series 1995                         5.30      10/01/99      1,363
    1,280    Series 1995                         5.40      10/01/00      1,321
    1,480    Series 1995                         5.50      10/01/01      1,542
    1,000    Series 1995                         5.60      10/01/02      1,053
    6,000   Calhoun County Navigation IDA PCRB,
             Series 1995                         4.65       6/01/01      6,129
            Harrison County Health Facilities
             Development Corp. RB,
    1,010    Series 1998 (CRE) (7)               4.80       1/01/06      1,007
    1,055    Series 1998 (CRE) (7)               4.80       1/01/07      1,048
    1,110    Series 1998 (CRE) (7)               4.90       1/01/08      1,104
    2,500   Lampasas County IDC RB, Series 1997  5.20      12/01/01      2,575
            Northeast Hospital Auth. RB,
    1,230    Series 1997                         5.10       5/15/00      1,254
    1,285    Series 1997                         5.25       5/15/01      1,321
    2,870    Series 1997                         5.40       5/15/03      2,991
    4,090   Pasadena GO, Series 1994             5.75       2/15/99      4,164
            Tyler Health Facilities Development
             Corp. RB,
    2,700    Series 1997A                        5.00       7/01/03      2,724
    3,120    Series 1997A                        5.00       7/01/04      3,140
    1,625    Series 1997A                        5.13       7/01/05      1,639
    1,100    Series 1997A                        5.20       7/01/06      1,111
    1,125    Series 1997A                        5.30       7/01/07      1,138
            Virginia (0.2%)
            Halifax County IDA Hospital RB,
    1,100    Series 1998                         4.50       9/01/05      1,092
      600    Series 1998                         4.65       9/01/07        596
      500    Series 1998                         4.75       9/01/08        497
            West Virginia (2.1%)
    6,000   Kanawha County PCRB, Series 1997     5.25       4/01/02      6,170
   13,480   School Building Auth. Capital
             Improvement RB, Series 1994 (g)     6.00       7/01/00     14,037
            Wisconsin (0.2%)
            Health and Educational Facilities
             Auth. RB,
      410    Series 1997                         5.10      12/15/05        415
      430    Series 1997                         5.20      12/15/06        436
      455    Series 1997                         5.25      12/15/07        461
      475    Series 1997                         5.30      12/15/08        484
------------------------------------------------------------------------------
            Total fixed rate instruments (cost: $658,788)              676,062
------------------------------------------------------------------------------

                          PUT BONDS (11.5%)
            California (3.4%)
    3,450   Brentwood Infrastructure Financing
             Auth. Capital Improvement RB,
             Series 1996 (CRE)                   5.25       6/01/26      3,569
    7,000   Fresno MFH RB, Series 1997A          4.88       1/01/28      7,084
    7,255   Redwood MFH RB, Series 1985B
             (CRE) (10)                          5.20      10/01/08      7,334
    4,000   Santa Rosa Housing Auth. MFH RB,
             Series 1995E (CRE) (11)             4.85       9/01/07      4,003
    6,335   South Gate Public Financing Auth.
             Tax Allocation Bonds, Series 1997
             (CRE)                               4.75       9/01/19      6,476
    4,695   Vallejo Housing Auth. MFH RB,
             Series 1985A (CRE) (10)             5.00       6/01/07      4,698
            Florida (3.0%)
            Housing Finance Agency MFH RB,
    5,000    Series 1983F (CRE) (12)             5.35      12/01/05      5,058
    4,000    Series 1983G (CRE) (12)             5.35      12/01/05      4,047
    5,000    Series 1987 (CRE) (11)              4.85       2/01/08      5,045
    5,200    Series 1995D (CRE)                  5.10       4/01/13      5,307
    9,630    Series 1995K (CRE) (12)             4.85      12/01/05      9,684
            Louisiana (2.1%)
   20,000   Public Facilities Auth. RB,
             Series 1985B-1 (CRE) (2), (g)       5.00      12/01/15     20,451
            Minnesota (0.8%)
    7,500   Minneapolis and St. Paul Housing and
             Redevelopment RB, Series 1996A
             (CRE) (3)                           5.13       6/01/32      7,530
            Texas (1.5%)
    7,990   Lewisville Contract Revenue and
             Special Assessment Bonds, Series
             1996 (CRE)                          5.00       5/01/21      8,219
    6,000   Tarrant County Housing Finance Corp.
             MFH RB, Series 1985 (CRE) (15)      4.90       9/01/06      6,016
            Wyoming (0.7%)
    6,725   Community Development Auth.
             Housing RB, Series 1997-3           5.25       6/01/17      6,932
------------------------------------------------------------------------------
            Total put bonds (cost: $109,800)                           111,453
------------------------------------------------------------------------------

                       VARIABLE RATE DEMAND NOTES (18.4%)
            California (6.4%)
      500   Chula Vista MFH RB, Series 1992A
             (CRE)                               3.30       3/01/05        500
   17,100   Fontana COP, Series 1991 (CRE)       4.60       7/01/21     17,100
    1,650   Grand Terrace MFH RB,
             Series 1985A (CRE)                  4.25      12/01/11      1,650
    9,900   Los Angeles Community Redevelopment
             Agency MFH RB, Series 1985 (CRE)    4.05      12/01/05      9,900
    1,720   Los Angeles County Housing Auth.
             MFH RB, Series 1991B (CRE)          4.40      12/01/15      1,720
            Sacramento County MFH RB,
    6,800    Series 1985A (CRE)                  4.30       4/15/07      6,800
    7,000    Series 1985C (CRE)                  4.30       4/15/07      7,000
    3,100    Series 1996C (CRE)                  4.35      12/01/21      3,100
    6,000    Series 1996D (CRE)                  4.35      12/01/21      6,000
    8,590   Union City MFH RB, Series 1989B
             (CRE)                               4.30      11/01/07      8,590
            District of Columbia (0.2%)
    1,900   Catholic University of America RB,
             Series 1989A (CRE)                  4.40      12/01/09      1,900
            Florida (0.5%)
    2,100   Hillsborough County IDA PCRB,
             Series 1990                         3.75       9/01/25      2,100
            Jacksonville Hospital RB,
      700    Series 1988 (CRE)                   4.20       2/01/18        700
    1,500    Series 1989 (CRE)                   4.20       2/01/19      1,500
            Hawaii (0.6%)
    2,000   State Department of Budget and
             Finance Special Purpose Mortgage RB,
             Series 1988 (CRE)                   4.70       7/01/18      2,000
    3,400   State Housing Finance and Development
             Corp. RB, Series 1990A (CRE)        4.30       1/01/25      3,400
            Illinois (1.9%)
            Development Finance Auth. MFH RB,
      880    Series 1991 (CRE)                   4.05      10/01/05        880
    7,400    Series 1991 (CRE)                   4.05      10/01/25      7,400
    9,245   Housing Development Auth. RB,
             Series 1985U (CRE)                  4.40       1/01/08      9,245
      815   West Frankfort Commercial
             Redevelopment RB                    6.59       4/01/07        815
            Kentucky (0.4%)
    4,000   Jefferson County MFH RB,
             Series 1996 (CRE)                   3.80      12/01/26      4,000
            Louisiana (0.7%)
    4,600   Ascension Parish PCRB, Series 1985
             (CRE)                               3.80      12/01/05      4,600
    2,480   St. Tammany Public Trust Financing
             Auth. RB, Series 1995B (CRE)        3.85       6/01/05      2,480
            Maryland (2.1%)
   13,950   Baltimore IDA RB, Series 1986 (CRE)  4.40       8/01/16     13,950
    6,200   Montgomery County MFH RB,
             Issue I (CRE)                       4.30      11/01/20      6,200
            Michigan (0.1%)
    1,500   Detroit Downtown Development
             Auth. RB (CRE)                      4.40      12/01/10      1,500
            Minnesota (0.5%)
    4,600   St. Louis Park IDRB, Series 1984
             (CRE)                               3.80       8/01/14      4,600
            New Jersey (0.2%)
    1,970   Newark Healthcare Facility RB,
             Series A (CRE)                      4.10       6/01/30      1,970
            New York (0.3%)
    2,660   St. Lawrence County IDA PCRB,
             Series 1985 (CRE)                   3.85      12/01/07      2,660
            Oregon (0.6%)
            Medford Hospital Facilities Auth. RB,
    4,100    Series 1985 (CRE)                   3.85      12/01/15      4,100
    1,500    Series 1991 (CRE)                   3.85       5/01/21      1,500
            South Carolina (0.2%)
    2,400   Sumter County IDRB, Series 1982
             (CRE)                               4.03      12/01/02      2,400
            Texas (2.2%)
   19,540   Amarillo Health Facilities Corp. RB,
             Series 1985 (CRE)                   3.85       5/31/25     19,540
    2,300   Health Facilities Development Corp.
             Hospital RB, Series 1985A (CRE)     3.95       5/31/25      2,300
            Utah (0.4%)
    3,900   Ogden City IDRB, Series 1984 (CRE)   4.45      12/01/14      3,900
            Virginia (1.1%)
    3,940   Henrico County IDA RB,
             Series 1994 (CRE)                   4.00       5/01/24      3,940
    6,800   Housing Development Auth. RB,
             Series 1987A (CRE)                  4.10       9/01/17      6,800
------------------------------------------------------------------------------
            Total variable rate demand notes
             (cost: $178,740)                                          178,740
------------------------------------------------------------------------------
            Total investments (cost: $947,328)                      $  966,255
==============================================================================




   PORTFOLIO SUMMARY BY INDUSTRY                    PORTFOLIO SUMMARY BY STATE
   -----------------------------                    --------------------------
Multi-Family Housing                13.9%          Alaska                    .8%
General Obligations                 11.3           Arizona                  1.8
Hospitals                           11.3           California              12.9
Escrowed Bonds                       6.7           Connecticut              1.1
Education                            5.3           District of Columbia     2.6
Finance - Municipal                  4.9           Florida                  4.0
Student Loans                        4.5           Georgia                   .4
Buildings                            4.4           Guam                     4.1
Water/Sewer Utilities - Municipal    4.3           Hawaii                    .6
Appropriated Debt                    4.2           Illinois                 4.9
Electric/Gas Utilities - Municipal   4.1           Indiana                  3.8
Single-Family Housing                3.7           Kentucky                  .4
Nursing/Continuing Care Centers      2.9           Louisiana                7.5
Paper & Forest Products              2.8           Maine                    1.4
Healthcare - Miscellaneous           2.6           Maryland                 2.1
Real Estate Tax/Free                 2.4           Massachusetts            2.4
Airport/Port                         2.0           Michigan                 2.2
Chemicals                            1.9           Minnesota                2.6
Special Assessment/Tax/Fee           1.4           Mississippi              1.6
Agricultural Products                1.3           Nebraska                  .2
Other                                3.6           New Jersey                .3
                                    ----           New York                16.2
Total                               99.5%          North Carolina           1.1
                                    ====           Ohio                      .6
                                                   Oklahoma                 2.0
                                                   Oregon                    .6
                                                   Pennsylvania             5.7
                                                   Puerto Rico              2.9
                                                   South Carolina            .2
                                                   Tennessee                 .3
                                                   Texas                    7.5
                                                   Utah                      .4
                                                   Virginia                 1.3
                                                   West Virginia            2.1
                                                   Wisconsin                 .2
                                                   Wyoming                   .7
                                                                           ----
                                                   Total                   99.5
                                                                           ====







USAA TAX EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS IN SECURITIES
(IN THOUSANDS)

March 31, 1998



  Principal                                      Coupon      Final
   Amount              Security                   Rate     Maturity     Value
------------------------------------------------------------------------------
                       VARIABLE RATE DEMAND NOTES (61.0%)
            Alabama (0.6%)
$   9,500   Evergreen Board IDRB, Series 1985
             (CRE)                               3.75%     12/01/04  $   9,500
            California (5.2%)
    7,485   Grand Terrace MFH RB,
             Series 1985A (CRE)                  3.80      12/01/11      7,485
    8,600   Los Angeles Community Redevelopment
             Agency MFH RB,  Series 1985 (CRE)   4.05      12/01/05      8,600
            Los Angeles County Housing Auth.
             MFH RB,
    9,900    Series 1984C (CRE)                  4.25      10/01/14      9,900
   12,500    Series 1985H (CRE)                  4.25      12/01/07     12,500
    2,080    Series 1991B (CRE)                  4.40      12/01/15      2,080
    2,965    Series 1994B (CRE)                  3.80       9/01/18      2,965
    8,000   Monterey County Financing Auth. RB,
             Series 1995A (CRE)                  4.30       9/01/36      8,000
    7,900   San Diego MFH RB, Series 1993A (CRE) 3.95      12/01/15      7,900
            San Francisco City and County MFH RB,
   16,100    Series 1985A, Issue D (CRE)         3.95      12/01/05     16,100
    1,900    Series 1985B, Issue D (CRE)         3.95      12/01/05      1,900
    7,500   Simi Valley MFH RB, Series 1990
             (CRE)                               4.40       6/01/10      7,500
            Colorado (1.4%)
    6,780   Commerce City Golf Enterprise RB,
             Series 1994 (CRE)                   3.75      11/01/21      6,780
    2,325   Denver City and County MFH RB,
             Series 1985 (CRE)                   3.85      12/01/09      2,325
    1,340   Englewood IDRB, Series 1985 (CRE)    4.05      12/01/10      1,340
   10,000   Fort Morgan Water Works RB,
             Series 1997 (CRE)                   3.75      12/01/17     10,000
    1,940   Health Facilities Auth. RB,
             Series 1996A (CRE)                  3.75      12/01/16      1,940
            Connecticut (0.1%)
    2,325   Development Auth. IDRB,
             Series 1984 (CRE)                   3.75      12/01/04      2,325
            District of Columbia (1.2%)
    5,700   Catholic University of America RB,
             Series 1989A (CRE)                   4.40     12/01/09      5,700
   13,105   GO, Series 1991B-1 (CRE)              3.85      6/01/03     13,105
            Florida (6.3%)
    2,750   Atlantic Beach Improvement and
             Refunding RB, Series 1994B (CRE)    4.00      10/01/24      2,750
            Broward County Housing Finance Auth.
             MFH RB,
    2,855    Series 1990 (CRE)                   3.85      10/01/07      2,855
    5,400    Series 1995B (CRE)                  3.70      12/01/25      5,400
    3,500    Series 1997 (CRE)                   3.70       9/01/22      3,500
   12,050   Dade County Health Facilities Auth.
             RB, Series 1990 (CRE)               3.90       9/01/20     12,050
    2,800   Hillsborough County IDA PCRB,
             Series 1990                         3.75       9/01/25      2,800
            Housing Finance Agency MFH RB,
   14,700    Series 1985 EE (CRE)                3.90       9/01/08     14,700
   17,200    Series 1985U (CRE)                  3.90       7/01/08     17,200
    7,740    Series 1990D (CRE)                  3.85      12/01/09      7,740
   11,900   Laurel Club COP, Series 1996A (CRE)  3.85       6/01/25     11,900
   13,800   Pinellas County Health Facilities
             Auth. RB, Series 1985 (CRE)         3.70      12/01/15     13,800
    4,940   St. Johns County IDA RB,
             Series 1997 (CRE)                   3.75       5/01/09      4,940
    2,475   St. Petersburg RB, Series 1997A
             (CRE)                               3.75      10/01/17      2,475
      800   Volusia County Health Facilities
             Auth. RB,
             Series 1995 (CRE)                   3.90       9/01/20        800
            Georgia (1.7%)
    2,500   Brooks County Development Auth. RB,
             Series 1998 (CRE)                   3.85       3/01/18      2,500
    8,000   Burke County Development Auth. PCRB,
             Series 1995                         3.80       9/01/25      8,000
    8,330   Clayton County MFH RB,
             Series 1989 (CRE)                   3.70      11/01/06      8,330
            Fulton County Housing Auth. MFH RB,
    4,470    Series 1994B (CRE)                  3.85      10/01/25      4,470
    2,000    Series 1996 (CRE)                   3.85       6/01/23      2,000
    3,235   Peachtree Development Auth. RB,
             Series 1988 (CRE)                   3.90       7/01/10      3,235
            Hawaii (0.1%)
    1,000   State Housing Finance and Development
             Corp. RB, Series 1990A (CRE)        4.30       1/01/25      1,000
            Illinois (2.5%)
    2,500   Chicago Tax Increment Allocation RB,
             Series 1996B (CRE) (2)              3.75      12/01/14      2,500
    6,775   Des Plaines IDRB, Series 1997A (CRE) 3.70      11/01/15      6,775
    7,250   Development Finance Auth. IDRB,
             Series 1985 (CRE)                   4.40      12/01/05      7,250
   14,700   Development Finance Auth. MFH RB,
             Series 1993 (CRE)                   3.90      12/01/13     14,700
    7,200   Development Finance Auth. RB,
             Series 1997-98B (CRE)               3.75       6/30/98      7,200
    1,675   Evanston IDRB, Series 1985 (CRE)     3.85       1/01/15      1,675
            Indiana (0.4%)
    1,300   Huntington Industrial Economic
             Development RB, Series 1990         3.85       6/26/14      1,300
    4,750   Indianapolis Economic Development RB,
             Series 1997 (CRE)                   3.85       5/01/18      4,750
            Kansas (0.4%)
    3,240   Kansas City PCRB, Series 1985        3.75      11/01/07      3,240
    3,300   Wichita Health Systems RB,
             Series 1985XXV (CRE)                4.30      10/01/11      3,300
            Kentucky (3.8%)
    2,000   Frankfort Economic Development RB,
             Series 1990                         3.85       5/07/14      2,000
    9,490   Hancock County Industrial Building RB,
             Series 1991 (CRE)                   3.90       7/01/11      9,490
    5,100   Jefferson County MFH RB,
             Series 1996 (CRE)                   3.80      12/01/26      5,100
            Ohio County PCRB,
   19,000    Series 1983 (CRE)                   4.30       6/01/13     19,000
   26,000    Series 1985 (CRE)                   4.30      10/01/15     26,000
            Louisiana (2.7%)
    1,550   Ascension Parish PCRB, Series 1990   3.85       9/01/10      1,550
    8,500   Delhi Industrial Development Refunding
             RB, Series 1996                     3.75      12/01/12      8,500
            Housing Finance Agency MFH RB,
    6,970    Series 1988A (CRE)                  4.80       1/01/26      6,970
    9,095    Series 1988B (CRE)                  4.80      12/01/25      9,095
            Public Facilities Auth. IDA RB,
    3,300    Series 1985 (CRE)                   3.85      12/01/15      3,300
    8,700    Series 1988 (CRE)                   3.90      12/01/13      8,700
    6,200    Series 1996 (CRE)                   3.90      12/01/14      6,200
            Maryland (1.4%)
   23,050   Baltimore IDA RB, Series 1986 (CRE)  4.40       8/01/16     23,050
            Massachusetts (0.4%)
    5,815   Industrial Finance Agency RB,
             Series 1997 (CRE)                   3.63       5/01/27      5,815
            Michigan (3.1%)
   21,700   Detroit Downtown Development
             Auth. RB (CRE)                      4.40      12/01/10     21,700
    5,300   Grand Rapids IDRB (CRE)              3.80       1/01/10      5,300
   12,700   Hospital Finance Auth. Equipment Loan
             Program Bonds, Series A (CRE)       3.75      12/01/23     12,700
    1,200   Jackson County Economic Development
             Corp. RB, Series 1984 (CRE)         3.78      10/01/14      1,200
    3,000   Job Development Auth. PCRB,
             Series 1996 (CRE)                   4.08      10/01/08      3,000
    6,500   State Hospital Finance Auth. RB,
             Series A (CRE)                      3.75      12/01/23      6,500
            Minnesota (0.2%)
    4,100   Hastings Hospital RB, Series 1988
             (CRE)                               3.80      11/01/13      4,100
            Mississippi (0.3%)
    4,610   Hinds County Urban Renewal RN,
             Series 1991 (CRE)                   3.90       1/01/07      4,610
            Missouri (1.4%)
    2,755   Boatmen's St. Louis Grantor Trust COP,
             Series 1996A (CRE)                  3.90       6/30/01      2,755
            Clayton IDA RB,
    5,700    Series 1994A (CRE)                  4.45      12/01/06      5,700
    5,750    Series 1994B (CRE)                  4.45       2/01/07      5,750
    8,275    Series 1995C (CRE)                  4.45       5/01/05      8,275
    2,700   St. Louis IDA RB, Series 1997 (CRE)  4.05       8/30/99      2,700
            New Hampshire (0.9%)
    2,900   Housing Finance Auth. MFH RB,
             Series 1990 (CRE)                   3.85       7/01/06      2,900
   12,505   Manchester Housing Auth. MFH RB,
             Series 1990A (CRE)                  3.80       6/15/15     12,505
            New Mexico (0.6%)
   10,000   Santa Fe RB, Series 1997B (CRE)      3.70       6/01/22     10,000
            New York (0.1%)
      340   Dutchess County IDA RB,
             Series 1997 (CRE)                   3.70       9/01/17        340
            North Carolina (0.2%)
    3,300   Buncombe County Industrial Facilities
             Financing Auth. IDRB, Series 1996   3.85      11/01/06      3,300
      100   Medical Care Commission Health Care
             Facilities RB, Series 1991 (CRE)    3.85       4/01/21        100
            Ohio (1.0%)
    6,000   Clark County IDA RB (CRE)            3.95      12/01/10      6,000
    5,000   Environmental Improvement RB,
             Series 1986 (CRE)                   4.25       5/01/11      5,000
    4,800   Stark County IDRB, Series 1984 (CRE) 3.90       9/01/01      4,800
            Oklahoma (2.1%)
   20,000   Muskogee Industrial Trust PCRB,
             Series 1997A                        3.80       6/01/27     20,000
            Muskogee Industrial Trust RB,
    2,960    Series 1985, Muskogee Mall
             Project (CRE)                       3.95      12/01/15      2,960
    2,500    Series 1985, Warmack-Muskogee
             Project (CRE)                       3.95      12/01/15      2,500
    8,500   Oklahoma City Industrial and Cultural
             Facilities Trust RB, Series 1985
             (CRE)                               4.28       8/01/15      8,500
            Oregon (5.6%)
            Medford Hospital Facilities Auth. RB,
   10,900    Series 1985 (CRE)                   3.85      12/01/15     10,900
   15,050    Series 1991 (CRE)                   3.85       5/01/21     15,050
   27,555    Series 1997 (CRE)                   3.85       5/15/27     27,555
   38,100   Port of Portland Public Grain
             Elevator RB,
             Series 1984 (CRE)                   4.28      12/01/14     38,100
            Pennsylvania (5.2%)
    6,250   East Hempfield Township IDA RB,
             Series 1997 (CRE)                   3.80       8/15/17      6,250
   78,300   Harrisburg Auth. RB, Series 1996
             (CRE) (f)                           3.80       7/01/21     78,300
            Tennessee (1.6%)
    1,800   Maryville IDB Education RB,
             Series 1997B (CRE)                  3.95       8/01/02      1,800
    9,320   Memphis Health, Education and
             Housing Facility Board MFH RB,
             Series 1990 (CRE)                   3.75       1/01/20      9,320
   14,205   Nashville and Davidson County IDB RB,
             Series 1995 (CRE)                   3.90      11/01/12     14,205
            Texas (5.0%)
    6,130   Arlington IDC RB, Series 1985 (CRE)  3.95      10/01/20      6,130
            Bexar County Housing Finance Corp.
             MFH RB,
    1,200    Series 1988A (CRE)                  3.85       8/01/06      1,200
      300    Series 1988B (CRE)                  3.85       6/01/05        300
   13,600   Comal County Health Facilities
             Development Corp. RB,
             Series 1997 (CRE)                   3.70       2/01/27     13,600
    5,800   Georgetown Health Facilities
             Development Corp. RB, Series
             1997B (CRE)                         3.70       7/01/22      5,800
    5,000   Gulf Coast Waste Disposal Auth. PCRB,
             Series 1992                         3.75      10/01/17      5,000
    3,400   Harris County Housing Finance Corp.
             MFH RB, Series 1988A (CRE)          3.80       6/01/05      3,400
    4,440   Matagorda County Hospital District
             RB, Series 1988 (CRE)               3.95       8/01/18      4,440
    2,440   Metropolitan Higher Education Auth.
             RB, Series 1984 (CRE)               4.25      12/01/04      2,440
    1,310   North Central IDA RB, Series 1983    3.95      10/01/13      1,310
    1,620   Nueces River Auth. PCRB,
             Series 1985 (CRE)                   3.90      12/01/99      1,620
   12,700   Sherman Higher Education Finance
             Corp. RB, Series 1997 (CRE)         3.75       1/01/18     12,700
            Tarrant County Housing Finance Corp.
             MFH RB,
    8,080    Series 1985 (CRE)                   3.75      12/01/25      8,080
   13,600    Series 1994 (CRE)                   3.90      11/01/07     13,600
    2,800   Victoria Health Facilities
             Development Corp. RB, Series
             1997 (CRE)                          3.70       9/01/27      2,800
            Utah (0.7%)
    7,800   Ogden City Industrial Development
             Refunding Bonds, Series 1986 (CRE)  3.80       9/01/13      7,800
    3,700   Provo Housing MFH RB,
             Series 1987A (CRE)                  4.90      12/01/10      3,700
            Virginia (2.3%)
   11,755   Henrico County IDA RB, Series
             1994 (CRE)                          4.00       5/01/24     11,755
   20,420   Loudoun County IDA Residential Care
             Facility RB, Series 1994B (CRE)     4.30      11/01/24     20,420
      700   Prince William County IDA RB,
             Series 1988 (CRE)                   3.79       6/30/04        700
    4,525   Roanoke IDA RB, Series 1994          3.85      12/01/13      4,525
            Washington (2.3%)
    1,873   Seattle IDA RB, Series 1989-I (CRE)  4.05       8/01/04      1,873
   36,000   Student Loan Finance Association RB,
             Series 1985-2nd (CRE)               4.20       1/01/01     36,000
            Wyoming (0.2%)
    3,500   Lincoln County PCRB, Series 1984A    3.85      11/01/14      3,500
------------------------------------------------------------------------------
            Total variable rate demand notes
             (cost: $995,218)                                          995,218
------------------------------------------------------------------------------

                         PUT BONDS (13.6%)
            California (3.6%)
            Higher Education Loan Auth. RB,
   20,825    Series 1987A (CRE)                  3.95       6/01/01     20,825
    7,750    Series 1987B (CRE)                  4.00       7/01/02      7,750
    5,000    Series 1992D (CRE)                  3.80       4/01/00      5,000
   25,000   Student Education Loan Marketing
             Corp. RB, Series 1993A (CRE)        3.85      11/01/02     25,000
            Florida (0.3%)
    1,750   Housing Finance Agency MFH RB,
             Series C (CRE)                      3.85      11/01/07      1,750
    1,000   Jacksonville PCRB, Series 1992       3.55       9/01/24      1,000
    1,825   Tampa Guaranteed Entitlement RB,
             Series 1988B                        8.50      10/01/18      1,868
            Illinois (3.5%)
            Health Facilities Auth. RB,
   11,000    Series 1985B                        3.60       8/15/15     11,000
   10,000    Series 1988                         3.70       8/15/10     10,000
    8,000    Series 1990A (CRE)                  3.50       2/01/19      8,000
   20,000    Series 1995                         4.00       6/01/30     20,000
    8,000    Series 1996                         3.90       8/15/30      8,000
            Kentucky (0.3%)
    5,500   Lexington-Fayette Urban County RB,
             Series 1987 (CRE)                   3.90       4/01/15      5,500
            Louisiana (1.5%)
   24,200   East Baton Rouge Mortgage Finance
             Auth. RB, Series 1997C-4            4.50      10/01/30     24,239
            Montana (1.2%)
            Board of Investments Municipal
             Finance Consolidation Act Bonds,
    2,875    Series 1992                         3.60       3/01/05      2,875
    6,795    Series 1995                         3.60       3/01/10      6,795
    9,930    Series 1997                         3.60       3/01/17      9,930
            New Hampshire (0.4%)
    7,205   IDA Resources Recovery RB,
             Series 1985 (CRE) (1)               3.90       7/01/07      7,205
            Oregon (0.7%)
   10,935   Klamath Falls Electric RB, Series
             1986B                               4.50       5/01/23     10,941
            Pennsylvania (0.5%)
    6,360   Ferguson Industrial and Commercial
             Development Auth. RB, Series 1981   4.05      11/01/06      6,360
      840   Philadelphia IDA IDRB, Series 1981   4.05      11/01/06        840
    1,010   Philadelphia IDA PCRB, Series 1981   4.05      11/01/06      1,010
            Virginia (0.3%)
    4,000   Fairfax County Hospital IDA RB,
             Series 1993B                        3.45       8/15/25      4,000
            West Virginia (1.2%)
   19,500   Grant County PCRB, Series 1994       3.80       9/01/24     19,500
            Wyoming (0.1%)
    2,100   Rock Springs IDRB, Series 1992 (CRE) 3.65       3/01/02      2,100
------------------------------------------------------------------------------
            Total put bonds (cost: $221,488)                           221,488
------------------------------------------------------------------------------

                      FIXED RATE INSTRUMENTS (23.4%)
            California (2.5%)
   10,900   Antioch Unified School District GO
             TRAN, Series 1997                   4.25       6/30/98     10,909
    8,940   East Side Union High School District
             GO TRAN                             4.25       7/01/98      8,948
    3,330   Rocklin Unified School District GO
             TRAN                                4.45       9/10/98      3,338
   10,000   San Bernardino County GO TRAN,
             Series 1997-98A                     4.50       6/30/98     10,019
    4,000   School Cash Reserve Program Auth. RB,
             Series 1997A (CRE) (2)              4.75       7/02/98      4,009
    4,130   Tahoe Truckee Unified School District
             GO TRAN, Series 1997                4.45       9/10/98      4,140
            Florida (1.4%)
    3,000   Jacksonville Electric Auth. RB,
             Series D-3                          3.55       4/15/98      3,000
   20,700   Jacksonville GO CP Notes             3.40       5/08/98     20,700
            Kentucky (0.4%)
    7,000   Jefferson County Board Education RAN,
             Series 1997N                        3.86       6/30/98      7,004
            Louisiana (0.2%)
    3,185   Public Facilities Auth. IDA RB,
             Series A                            4.40      10/29/98      3,194
            Massachusetts (3.2%)
    5,000   Everett City BAN (CRE)               4.00       3/18/99      5,019
    3,780   Fall River GO BAN (CRE)              4.25       8/14/98      3,785
   15,000   Gloucester BAN                       4.00       8/07/98     15,006
   15,000   Massachusetts Bay Transportation
             Auth. Notes, Series 1997B           4.50       9/04/98     15,039
    2,600   New Bedford RAN (CRE)                4.30       6/30/98      2,602
    3,000   Springfield GO BAN (CRE)             4.40       6/26/98      3,003
    7,000   Springfield GO BAN (CRE)             4.40       9/04/98      7,014
            Missouri (0.8%)
   11,000   State Health and Educational
             Facilities Auth. School District
             Notes, Series 1997                  4.50       9/14/98     11,029
            New Jersey (3.8%)
    4,000   Essex County BAN, Series 1997A       4.25       8/07/98      4,005
   10,000   Jersey City BAN, Series 1997         4.38       9/18/98     10,021
            State Transit Auth. CP Notes,
   27,000    Series 1998A                        3.50       6/08/98     27,000
    4,000    Series 1998A                        3.70       6/15/98      4,000
   17,000    Series 1998A                        3.45       6/15/98     17,000
            New Mexico (0.4%)
    6,000   State TRAN, Series 1997              4.50       6/30/98      6,013
            New York (.9%)
    2,500   New Rochelle City School District
             GO TAN, Series 1997                 4.25       6/30/98      2,502
    8,000   New York City GO RAN, Series A (CRE) 4.50       6/30/98      8,015
    5,900   New York City Municipal Water Finance
             Auth. CP Notes, Series 1994C (CRE)  3.70       6/25/98      5,900
            North Carolina (0.4%)
    7,298   Municipal Power Agency CP Notes,
             Series A (CRE)                      3.50       6/12/98      7,298
            Ohio (0.9%)
   10,000   Barberton City School District GO
             TAN, Series 1997B                   4.48       6/01/98     10,010
    5,350   Dublin School District GO, Series
             1997                                4.33       5/13/98      5,352
            Pennsylvania (0.8%)
   12,500   Philadelphia School District TRAN,
             Series 1997-1998 (CRE)              4.50       6/30/98     12,516
            South Carolina (0.2%)
    3,500   Spartanburg County School District
             #6 GO, Series 1997 (CRE) (2)        4.75       4/01/98      3,500
            Texas (6.3%)
    9,411   Austin Combined Utility Systems CP
             Notes, Series A (CRE)               3.65       5/11/98      9,411
   15,000   Houston Water and Sewer System CP
             Notes, Series A                     3.50       5/21/98     15,000
      310   Perryton ISD GO, Series 1997 (CRE)   6.50       8/15/98        312
   15,600   Public Financing Auth. CP Notes,
             Series B                            3.55       7/14/98     15,600
   11,900   San Antonio Electric and Gas CP,
             Series 1996A                        3.45       7/09/98     11,900
   10,000   San Antonio Water Systems CP,
             Series 1995                         3.45       5/14/98     10,000
            State TRAN,
   20,000    Series 1995B                        3.45       8/11/98     20,000
   19,900    Series 1997A                        4.75       8/31/98     19,994
            Virginia (1.2%)
   20,000   Norfolk IDA RAN                      3.65       9/11/98     20,000
------------------------------------------------------------------------------
            Total fixed rate instruments
             (cost: $383,107)                                          383,107
------------------------------------------------------------------------------
            Total investments (cost: $1,599,813)                    $1,599,813
==============================================================================




                    PORTFOLIO SUMMARY BY INDUSTRY
                    -----------------------------
                Multi-Family Housing                  17.9%
                General Obligations                   17.2
                Hospitals                              8.8
                Finance - Municipal                    7.2
                Nursing/Continuing Care Centers        6.4
                Electric/Gas Utilities - Municipal     5.4
                Buildings                              4.9
                Education                              4.6
                Student Loans                          3.6
                Electric Utilities                     3.1
                Water/Sewer Utilities - Municipal      3.0
                Agriculatural Products                 2.3
                Manufacturing - Diversified Industries 2.1
                Single-Family Housing                  1.5
                Lodging/Hotel                          1.3
                Community Service                      1.2
                Appropriated Debt                      1.0
                Other                                  6.5
                                                      ----
                Total                                 98.0%
                                                      ====



                    PORTFOLIO SUMMARY BY STATE
                    --------------------------
                 Alabama                     .6%
                 California                11.3
                 Colorado                   1.4
                 Connecticut                 .1
                 District of Columbia       1.2
                 Florida                    8.0
                 Georgia                    1.7
                 Hawaii                      .1
                 Illinois                   6.0
                 Indiana                     .4
                 Kansas                      .4
                 Kentucky                   4.5
                 Louisiana                  4.4
                 Maryland                   1.4
                 Massachusetts              3.6
                 Michigan                   3.1
                 Minnesota                   .2
                 Mississippi                 .3
                 Missouri                   2.2
                 Montana                    1.2
                 New Hampshire              1.3
                 New Jersey                 3.8
                 New Mexico                 1.0
                 New York                   1.0
                 North Carolina              .6
                 Ohio                       1.9
                 Oklahoma                   2.1
                 Oregon                     6.3
                 Pennsylvania               6.5
                 South Carolina              .2
                 Tennessee                  1.6
                 Texas                     11.3
                 Utah                        .7
                 Virginia                   3.8
                 Washington                 2.3
                 West Virginia              1.2
                 Wyoming                     .3
                                           ----
                 Total                     98.0%
                                           ====






NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

March 31, 1998


GENERAL NOTES

Values of securities  are  determined by procedures  and practices  discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.



SPECIFIC NOTES

(a) Prerefunded to various dates prior to maturity at the call price.

(b) Zero Coupon security. Rate represents the effective yield at date of purchase. For the USAA Long-Term, USAA Intermediate-Term, and USAA Short-Term Funds, these securities represented 6.1%, 9.8%, and 3.2% of the Funds' net assets, respectively.

(c) At March 31, 1998, the cost of securities purchased on a delayed delivery basis for the USAA Long-Term, USAA Intermediate-Term, and USAA Short-Term Funds, was $30,647, $21,422, and $3,330 respectively, in thousands.

(d) Adjustable rate security. Interest rate changes periodically and is subject to a floor of 6% and a ceiling of 12%.

(e) Illiquid  securities  valued using methods  determined by a pricing  service
under  general   supervision  of  the  Board  of  Directors.   These  securities
represented 1.7% of the USAA Short-Term Fund's net assets.

(f) These securities were purchased within the terms of a private placement memorandum and are subject to a seven day demand feature. Under procedures adopted by the Board of Directors, the adviser has determined that these securities are liquid. At March 31, 1998, these securities represents 4.8% of the USAA Tax Exempt Money Market Fund's net assets.

(g) At March 31, 1998, these securities were segregated to cover delayed delivery purchases.

(h) These securities are exempt from registration under the Securities Act of 1933 and have been determined to be liquid by management. Any resale of these securities may occur in an exempt transaction in the United States to a qualified institutional buyer as defined by Rule 144A. These securities represented 2.1%, 1.3%, 1.1% of the USAA Long-Term, USAA Intermediate-Term, and USAA Short-Term Funds' net assets, respectively.


See accompanying notes to financial statements.




STATEMENTS OF OPERATIONS
(IN THOUSANDS)

Year ended March 31, 1998

                                                  USAA              USAA
                                               Long-Term      Intermediate-Term
                                                  Fund              Fund
                                               --------------------------------

 Net investment income:
   Interest income                                $118,098         $108,304
                                                  --------         --------
   Expenses:
      Management fees                                5,498            5,239
      Transfer agent's fees                            989            1,023
      Custodian's fees                                 236              261
      Postage                                           74               77
      Shareholder reporting fees                        40               42
      Directors' fees                                    4                4
      Registration fees                                114              135
      Professional fees                                 32               32
      Other                                             57               47
                                                  --------         --------
         Total expenses                              7,044            6,860
                                                  --------         --------
            Net investment income                  111,054          101,444
                                                  --------         --------

Net realized and unrealized gain on investments:
      Net realized gain                             14,265              550
      Change in net unrealized
        appreciation/depreciation                   97,208           84,518
                                                  --------         --------
            Net realized and unrealized gain       111,473           85,068
                                                  --------         --------
Increase in net assets resulting from operations  $222,527         $186,512
                                                  ========         ========


See accompanying notes to financial statements.




STATEMENTS OF OPERATIONS (CONTINUED)
(IN THOUSANDS)

Year ended March 31, 1998

                                                  USAA          USAA Tax Exempt
                                               Short-Term        Money Market
                                                  Fund               Fund
                                               --------------------------------


Net investment income:
   Interest income                               $ 43,299           $ 58,329
                                                 --------           --------
   Expenses:
      Management fees                               2,442              4,292
      Transfer agent's fees                           589                925
      Custodian's fees                                180                343
      Postage                                          46                 98
      Shareholder reporting fees                       31                 65
      Directors' fees                                   4                  4
      Registration fees                                76                 84
      Professional fees                                32                 38
      Other                                            21                 38
                                                 --------           --------
         Total expenses                             3,421              5,887
                                                 --------           --------
            Net investment income                  39,878             52,442
                                                 --------           --------

Net realized and unrealized gain on investments:
      Net realized gain                                 5                -
      Change in net unrealized
         appreciation/depreciation                 13,208                -
                                                 --------           --------
            Net realized and unrealized gain       13,213                -
                                                 --------           --------
Increase in net assets resulting from operations $ 53,091           $ 52,442
                                                 ========           ========


See accompanying notes to financial statements.






STATEMENTS OF CHANGES IN NET ASSETS
USAA LONG-TERM FUND
(IN THOUSANDS)

Years ended March 31,

                                                          1998           1997
                                                       ------------------------
From operations:
   Net investment income                               $  111,054     $ 109,721
   Net realized gain on investments                        14,265         4,215
   Change in net unrealized appreciation/depreciation
      of investments                                       97,208         3,331
                                                       ----------     ---------
      Increase in net assets resulting from operations    222,527       117,267
                                                       ----------     ---------

Distributions to shareholders from:
   Net investment income                                 (111,054)     (109,721)
                                                       ----------     ---------
From capital share transactions:
   Proceeds from shares sold                              573,375       683,750
   Dividend reinvestments                                  77,758        77,355
   Cost of shares redeemed                               (542,517)     (750,331)
                                                       ----------     ---------
      Increase in net assets from capital share
        transactions                                      108,616        10,774
                                                       ----------     ---------
Net increase in net assets                                220,089        18,320
Net assets:
   Beginning of period                                  1,822,436     1,804,116
                                                       ----------     ---------
   End of period                                       $2,042,525    $1,822,436
                                                       ==========    ==========
Change in shares outstanding:
   Shares sold                                             41,889        51,727
   Shares issued for dividends reinvested                   5,652         5,837
   Shares redeemed                                        (39,515)      (56,684)
                                                       ----------    ----------
      Increase in shares outstanding                        8,026           880
                                                       ==========    ==========

See accompanying notes to financial statements.






STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
USAA INTERMEDIATE-TERM FUND
(IN THOUSANDS)

Years ended March 31,

                                                          1998           1997
                                                       ------------------------

From operations:
   Net investment income                               $  101,444     $  95,423
   Net realized gain on investments                           550         3,806
   Change in net unrealized appreciation/depreciation
      of investments                                       84,518        (4,710)
                                                       ----------     ---------
      Increase in net assets resulting from operations    186,512        94,519
                                                       ----------     ---------
Distributions to shareholders from:
   Net investment income                                 (101,444)      (95,423)
                                                       ----------     ---------
From capital share transactions:
   Proceeds from shares sold                              372,339       236,450
   Dividend reinvestments                                  78,233        73,396
   Cost of shares redeemed                               (221,819)     (243,297)
                                                       ----------     ---------
      Increase in net assets from capital share
        transactions                                      228,753        66,549
                                                       ----------     ---------
Net increase in net assets                                313,821        65,645
Net assets:
   Beginning of period                                  1,725,684     1,660,039
                                                       ----------     ---------
   End of period                                       $2,039,505    $1,725,684
                                                       ==========    ==========
Change in shares outstanding:
   Shares sold                                             28,210        18,461
   Shares issued for dividends reinvested                   5,927         5,731
   Shares redeemed                                        (16,867)      (19,015)
                                                       ----------    ----------
      Increase in shares outstanding                       17,270         5,177
                                                       ==========    ==========


See accompanying notes to financial statements.





STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
USAA SHORT-TERM FUND
(IN THOUSANDS)

Years ended March 31,

                                                         1998            1997
                                                     ---------------------------
From operations:
   Net investment income                              $   39,878      $  35,963
   Net realized gain (loss) on investments                     5           (208)
   Change in net unrealized appreciation/depreciation
      of investments                                      13,208           (453)
                                                      ----------      ---------
      Increase in net assets resulting from operations    53,091         35,302
                                                      ----------      ---------
Distributions to shareholders from:
   Net investment income                                 (39,878)       (35,963)
                                                      ----------      ---------
From capital share transactions:
   Proceeds from shares sold                             437,289        274,306
   Dividend reinvestments                                 33,473         29,997
   Cost of shares redeemed                              (318,067)      (272,765)
                                                      ----------      ---------
      Increase in net assets from capital share
        transactions                                     152,695         31,538
                                                      ----------      ---------
Net increase in net assets                               165,908         30,877
Net assets:
   Beginning of period                                   804,897        774,020
                                                      ----------      ---------
   End of period                                      $  970,805      $ 804,897
                                                      ==========      =========
Change in shares outstanding:
   Shares sold                                            40,893         25,924
   Shares issued for dividends reinvested                  3,130          2,835
   Shares redeemed                                       (29,763)       (25,787)
                                                      ----------      ---------
      Increase in shares outstanding                     14,260           2,972
                                                      =========       =========


See accompanying notes to financial statements.





STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
USAA TAX EXEMPT MONEY MARKET FUND
(IN THOUSANDS)

Years ended March 31,

                                                        1998            1997
                                                     ---------------------------
From operations:
   Net investment income                             $   52,442      $  48,817
                                                     ----------      ---------
Distributions to shareholders from:
   Net investment income                                (52,442)       (48,817)
                                                     ----------      ---------
From capital share transactions:
   Proceeds from shares sold                          1,717,592      1,866,489
   Dividend reinvestments                                49,796         45,985
   Cost of shares redeemed                           (1,701,237)    (1,876,016)
                                                     ----------      ---------
      Increase in net assets from capital share
         transactions                                    66,151         36,458
                                                     ----------      ---------
Net increase in net assets                               66,151         36,458
Net assets:
   Beginning of period                                1,565,634      1,529,176
                                                     ----------      ---------
   End of period                                     $1,631,785     $1,565,634
                                                     ==========     ==========
Change in shares outstanding:
   Shares sold                                        1,717,592      1,866,489
   Shares issued for dividends reinvested                49,796         45,985
   Shares redeemed                                   (1,701,237)    (1,876,016)
                                                     ----------     ----------
      Increase in shares outstanding                     66,151         36,458
                                                     ==========     ==========



See accompanying notes to financial statements.







NOTES TO FINANCIAL STATEMENTS


March 31, 1998

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of ten separate funds. The information presented in this annual report pertains only to the USAA Long-Term Fund, USAA Intermediate-Term Fund, USAA Short-Term Fund, and USAA Tax Exempt Money Market Fund (the Funds). The Funds have a common objective of providing investors with interest income that is exempt from federal income tax. The USAA Tax Exempt Money Market Fund has a further objective of preserving capital and maintaining liquidity.

A. Security valuation - Investments in the USAA Long-Term, USAA Intermediate-Term, and USAA Short-Term Funds are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions. Securities which are not valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors. Securities purchased with maturities of 60 days or less and, pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, all securities in the USAA Tax Exempt Money Market Fund, are stated at amortized cost which approximates market value.

B. Federal taxes - Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. Investments in securities - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and original issue discounts are amortized over the life of the respective securities. Market discounts are not amortized. Any ordinary income related to market discounts is recognized upon disposition of the securities.

D. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.



(2)  LINES OF CREDIT
The Funds participate with other USAA funds in two joint short-term revolving loan agreements totaling $850 million, one with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($750 million uncommitted), and one with NationsBank of Texas, N.A. ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under its agreement with CAPCO, each Fund may borrow from CAPCO an amount up to 5% of its total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with NationsBank, each Fund may borrow from NationsBank an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of its total assets at NationsBank's borrowing rate plus a markup. During the year ended March 31, 1998, the Long-Term Fund had six borrowings, averaging $5.6 million with an average length of two days, and incurred $9 thousand in interest expense. The USAA Intermediate-Term, USAA Short-Term, and USAA Tax Exempt Money Market Funds had no borrowings under either of these agreements during the period.



(3)  DISTRIBUTIONS
Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 1998, the USAA Long-Term, USAA Intermediate-Term, and USAA Short-Term Funds had capital loss carryovers for federal income tax purposes of approximately (in thousands) $32,857, $2,475 and $3,603, respectively which, if not offset by subsequent capital gains will expire between 2000-2005. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

The Funds completed their fiscal year on March 31, 1998. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires each Fund to notify its shareholders after the close of its taxable year as to what portion of its earnings was exempt from federal taxation and dividend distributions which represent long-term capital gains. The net investment income earned and distributed by each of the Funds was 100% tax exempt for federal income tax purposes. There were no long-term capital gain distributions for the year ended March 31, 1998.



(4)  INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales/maturities of securities for the year ended March 31, 1998 were as follows:



                     USAA               USAA                 USAA         USAA Tax Exempt
                Long-Term Fund  Intermediate-Term Fund  Short-Term Fund  Money Market Fund
                    ($000)             ($000)               ($000)            ($000)
                --------------------------------------------------------------------------
Purchases          $801,988           $367,884             $201,780         $5,418,156
Sales/maturities   $681,888           $143,646             $ 55,700         $5,371,867




For the USAA Long-Term, USAA Intermediate-Term, and USAA Short-Term Funds, cost of purchases and proceeds from sales/maturities excludes short-term securities.

Gross unrealized appreciation and depreciation of investments at March 31, 1998 was as follows:

                     USAA               USAA                 USAA
                Long-Term Fund  Intermediate-Term Fund  Short-Term Fund
                    ($000)             ($000)               ($000)
                -------------------------------------------------------
Appreciation       $182,415           $137,298             $ 18,996
Depreciation         (1,453)               (87)                 (69)
                   --------           --------             --------
   Net             $180,962           $137,211             $ 18,927
                   ========           ========             ========



(5)  TRANSACTIONS WITH MANAGER
A. Management fees - The investment policies of the Funds and the management of the Funds' portfolios are carried out by USAA Investment Management Company (the Manager). Management fees are computed at .28% of the average annual net assets of each Fund.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Funds based on an annual charge of $26 per shareholder account plus out-of-pocket expenses.

C. Underwriting services - The Manager provides exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.





(6)  TRANSACTIONS WITH AFFILIATES
USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At March 31, 1998, the Association and its affiliates owned 4.9 million shares (3.2%) of the USAA Intermediate-Term Fund.

Certain directors and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Funds.




NOTES TO FINANCIAL STATEMENTS (CONTINUED)
USAA LONG-TERM FUND

March 31, 1998

(7)  FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period is as follows:


                                          Year Ended March 31,
                         -------------------------------------------------------
                            1998       1997       1996       1995       1994
                         -------------------------------------------------------
Net asset value at
   beginning of period   $   13.22  $   13.17  $   12.96  $   13.20  $   14.21
Net investment income          .78        .79        .79        .79        .81
Net realized and
   unrealized gain (loss)      .78        .05        .21       (.16)      (.44)
Distributions from net
   investment income          (.78)      (.79)      (.79)      (.78)      (.82)
Distributions of realized
   capital gains             -          -          -           (.09)      (.56)
                         ---------  ---------  ---------  ---------  ---------
Net asset value at
   end of period         $   14.00  $   13.22  $   13.17  $   12.96  $   13.20
                         =========  =========  =========  =========  =========
Total return (%) *           12.04       6.51       7.88       5.07       2.36
Net assets at end
   of period (000)      $2,042,525 $1,822,436 $1,804,116 $1,774,643 $1,831,693
Ratio of expenses to
   average net assets (%)      .36        .37        .37        .38        .38
Ratio of net investment
   income to average
   net assets (%)             5.65       5.95       5.99       6.23       5.69
Portfolio turnover (%)       35.20      40.78      53.25      64.72     109.28


 * Assumes reinvestment of all dividend income and capital gains distributions during the period.





NOTES TO FINANCIAL STATEMENTS (CONTINUED)
USAA INTERMEDIATE-TERM FUND

March 31, 1998




                                          Year Ended March 31,
                         -------------------------------------------------------
                            1998       1997       1996       1995       1994
                         -------------------------------------------------------
Net asset value at
   beginning of period   $   12.77  $   12.77  $   12.50  $   12.48  $   12.90
Net investment income          .71        .72        .71        .69        .69
Net realized and
   unrealized gain (loss)      .61      -            .27        .05       (.29)
Distributions from net
   investment income          (.71)      (.72)      (.71)      (.69)      (.69)
Distributions of realized
   capital gains             -          -         -            (.03)      (.13)
                         ---------  ---------  ---------  ---------  ----------
Net asset value at
   end of period         $   13.38  $   12.77  $   12.77  $   12.50  $   12.48
                         =========  =========  =========  =========  =========
Total return (%) *           10.59       5.80       7.97       6.16       3.06
Net assets at end
   of period (000)      $2,039,505 $1,725,684 $1,660,039 $1,529,750 $1,559,183
Ratio of expenses to
   average net assets (%)      .37        .37        .38        .40        .40
Ratio of net investment
   income to average
   net assets (%)             5.42       5.65       5.54       5.63       5.30
Portfolio turnover (%)        7.87      23.05      27.51      27.26      69.45


 * Assumes reinvestment of all dividend income and capital gains distributions during the period.





NOTES TO FINANCIAL STATEMENTS (CONTINUED)
USAA SHORT-TERM FUND

March 31, 1998


                                          Year Ended March 31,
                         -------------------------------------------------------
                            1998       1997       1996       1995       1994
                         -------------------------------------------------------
Net asset value at
   beginning of period   $   10.57  $   10.57  $   10.47  $   10.48  $   10.63
Net investment income          .49        .49        .50        .47        .45
Net realized and
   unrealized gain (loss)      .17       -           .10       (.01)      (.15)
Distributions from net
   investment income          (.49)      (.49)      (.50)      (.47)      (.45)
                         ---------  ---------  ---------  ---------  ---------
Net asset value at
   end of period         $   10.74  $   10.57  $   10.57  $   10.47  $   10.48
                         =========  =========  =========  =========  =========
Total return (%) *            6.35       4.70       5.83       4.51       2.87
Net assets at end
   of period (000)       $ 970,805  $ 804,897  $ 774,020  $ 801,157  $ 995,624
Ratio of expenses to
   average net assets (%)      .39        .41        .42        .42        .43
Ratio of net investment
   income to average
   net assets (%)             4.57       4.60       4.73       4.50       4.25
Portfolio turnover (%)        7.91      27.67      35.99      32.61     101.67


*  Assumes reinvestment of all dividend income distributions during the period.




NOTES TO FINANCIAL STATEMENTS (CONTINUED)
USAA TAX EXEMPT MONEY MARKET FUND

March 31, 1998


                                          Year Ended March 31,
                         -------------------------------------------------------
                            1998       1997       1996       1995       1994
                         -------------------------------------------------------
Net asset value at
   beginning of period   $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
Net investment income          .03        .03        .04        .03        .02
Distributions from net
   investment income          (.03)      (.03)      (.04)      (.03)      (.02)
                         ---------   --------  ---------  ---------  ---------
Net asset value at
   end of period         $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                         =========  =========  =========  =========  =========
Total return (%) *            3.48       3.30       3.65       2.98       2.31
Net assets at end
   of period (000)      $1,631,785 $1,565,634 $1,529,176 $1,456,747 $1,569,760
Ratio of expenses to
   average net assets (%)      .38        .39        .40        .39        .40
Ratio of net investment
   income to average
   net assets (%)             3.42       3.25       3.59       2.93       2.29


*  Assumes reinvestment of all dividend income distributions during the period.



===============================================================================

                                    Directors
                     Robert G. Davis, Chairman of the Board
           Michael J.C. Roth, President and Vice Chairman of the Board
                      John W. Saunders, Jr., Vice President
                               Barbara B. Dreeben
                             Howard L. Freeman, Jr.
                                 Robert L. Mason
                                Richard A. Zucker

                 Investment Adviser, Underwriter and Distributor
                       USAA Investment Management Company
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288


                                 Transfer Agent
                        USAA Shareholder Account Services
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288

                                    Custodian
                       State Street Bank and Trust Company
                                  P.O. Box 1713
                           Boston, Massachusetts 02105

                                  Legal Counsel
                           Goodwin, Procter & Hoar LLP
                                 Exchange Place
                           Boston, Massachusetts 02109

                              Independent Auditors
                              KPMG Peat Marwick LLP
                           112 East Pecan, Suite 2400
                            San Antonio, Texas 78205




                              Telephone Assistance
                          Call toll free - Central Time
                     Monday - Friday 8:00 a.m. to 8:00 p.m.
                        Saturdays 8:30 a.m. to 5:00 p.m.

                   For Additional Information On Mutual Funds
                    1-800-531-8181, (in San Antonio) 456-7211
                 For account servicing, exchanges or redemptions
                    1-800-531-8448, (in San Antonio) 456-7202

                        Recorded Mutual Fund Price Quotes
                        24-Hour Service (from any phone)
                    1-800-531-8066, (in San Antonio) 498-8066

                            Mutual Fund Touchline(Registered Trademark)
                          (from Touchtone phones only)
              For account balance, last transaction or fund prices
                    1-800-531-8777, (in San Antonio) 498-8777

================================================================================